UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Investment Grade Bond Fund

Annual Report
5.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

Market volatility increased during the past year, as the housing market continued to deteriorate, economic growth slowed and inflation rose. Foreclosures spread from the subprime market to borrowers with mid-quality credit scores, squeezing liquidity for commercial banks and investment banks with mortgage exposure. Slower consumer spending pressured economic growth, while rising energy and food prices pushed inflation higher. Market conditions improved late in the period, after the Federal Reserve extended more short-term funding options to commercial and investment banks and aggressively cut short-term interest rates. Bonds held up well, with the biggest gains coming from U.S. Treasuries, which benefited from a flight to safety. Government agency bonds and mortgage-backed securities also posted solid returns, while corporate bonds made more modest headway.

“Market volatility increased during
the past year, as the housing market
continued to deteriorate, economic
growth slowed and inflation rose.”

John Hancock Investment Grade Bond Fund’s Class A, Class B, Class C, and Class I shares returned 3.72%, 2.95%, 2.95%, and 4.08%, respectively, at net asset value, for the year ended May 31, 2008. Over the same period, the Morningstar intermediate term bond fund category average returned 3.44%, and the Lehman Brothers U.S. Aggregate Bond Index returned 6.89%. The Fund benefited from favoring intermediate-term bonds, which beat both short- and long-term bonds. Having no exposure to weak-performing high-yield bonds also helped. However, the Fund’s underweighting in Treasuries and overweightings in the mortgage and corporate bond sectors hindered returns. We kept sizable stakes in these sectors because of their yield advantage and total return potential. Among standouts over the past year was a five-year Treasury bond that generated a total return of about 11.5%. Detractors included adjustable rate mortgage bonds originated by Indymac Index Mortgage Loan Trust, which suffered as defaults and delinquencies mounted. Hybrid bonds (a type of subordinated debt) issued by Huntington Capital Bank in the Midwest also performed poorly as the bank’s mortgage loan portfolio deteriorated.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

6	Investment Grade Bond Fund | Annual report

A look at performance

For the period ended May 31, 2008

		Average annual returns				Cumulative total returns				SEC
		with maximum sales charge (POP)				with maximum sales charge (POP)				30-day
										yield as
	Inception				Since				Since	of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	5-31-08

A	12-31-91	–0.99%	1.86%	4.63%	—	–0.99%	9.63%	57.17%	—	5.89%

B	12-31-91	–1.98	1.69	4.49	—	–1.98	8.73	55.15	—	5.41

C	4-1-99	1.96	2.03	—	4.29%	1.96	10.55	—	46.98%	5.41

I1	7-28-03	4.08	—	—	3.92	4.08	—	—	20.47	6.49

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.06%, Class B — 1.81%, Class C — 1.81%, Class I — 0.62%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Annual report | Investment Grade Bond Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Investment Grade Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Aggregate Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	5-31-98	$15,515	$15,515	$17,544

C2	4-1-99	14,698	14,698	16,742

I3	7-28-03	12,047	12,047	12,376

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of May 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

8	Investment Grade Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2007, with the same investment held until May 31, 2008.

	Account value	Ending value	Expenses paid during
	on 12-1-07	on 5-31-08	period ended 5-31-08[1]

Class A	$1,000.00	$997.90	$4.94

Class B	1,000.00	994.20	8.67

Class C	1,000.00	994.20	8.67

Class I	1,000.00	999.70	3.15

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Investment Grade Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2007, with the same investment held until May 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-07	on 5-31-08	period ended 5-31-08[1]

Class A	$1,000.00	$1,020.10	$5.00

Class B	1,000.00	1,016.30	8.77

Class C	1,000.00	1,016.30	8.77

Class I	1,000.00	1,021.90	3.18

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.99%, 1.74%, 1.74% and 0.63% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

10	Investment Grade Bond Fund | Annual report

Portfolio summary

Top 10 holdings[1]
United States Treasury, 3.875%, 5-15-18	5.1%

Federal National Mortgage Assn., 5.000%, 3-1-38	3.2%

Federal Home Loan Mortgage Corp., 5.000%, 6-1-18	2.5%

Federal National Mortgage Assn., 6.000%, 8-1-37	2.4%

United States Treasury, 4.250%, 11-15-13	2.1%

Federal National Mortgage Assn., 6.000%, 9-1-36	1.9%

Federal National Mortgage Assn., 5.500%, 2-1-36	1.9%

Federal National Mortgage Assn., 5.500%, 2-1-37	1.9%

Federal National Mortgage Assn., 5.000%, 11-1-33	1.8%

Federal National Mortgage Assn., 6.500%, 2-1-37	1.7%

Sector distribution[1]

Government — U.S. agency	32%	Industrials	3%

Mortgage bonds	26%	Telecommunication services	2%

Financials	12%	Energy	2%

Government	9%	Health care	1%

Utilities	4%	Information technology	1%

Consumer discretionary	3%	Other	5%

Quality distribution[1]

AAA	62%	BBB	16%

AA	6%	B	1%

A	10%	Short-term investments & other	5%

1 As a percentage of net assets on May 31, 2008.

Annual report | Investment Grade Bond Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 5-31-08

This schedule is divided into six main categories: bonds, options purchased, preferred stocks, tax-exempt long-term bonds, U.S. government agencies and short-term investments. The bonds and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 53.11%					$61,956,251

(Cost $65,912,447)

Agricultural Products 0.21%					246,919

Bunge Ltd.,
Gtd Sr Note	5.350%	04-15-14	BBB–	$270	246,919

Airlines 0.86%					1,004,558

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A (L)	6.545	02-02-19	A–	109	105,194

Delta Airlines, Inc.,
Sec Pass Thru Ctf	6.821	08-10-22	A–	365	328,333
Sr Pass Thru Ctf Ser 02-1	6.417	07-02-12	AAA	405	387,281

Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 07-1	7.027	11-01-19	A–	210	183,750

Asset Management & Custody Banks 0.88%					1,030,730

Rabobank Capital Fund II,
Perpetual Bond (5.260% to
12-31-13 then variable) (S)	5.260	12-29-49	AA	1,130	1,030,730

Broadcasting & Cable TV 0.71%					827,125

Comcast Cable Communications
Holdings, Inc.,
Gtd Note	8.375	03-15-13	BBB+	750	827,125

Casinos & Gaming 0.67%					781,519

Harrah’s Operating Co., Inc.,
Gtd Sr Note	5.500	07-01-10	B–	525	477,094

Seminole Tribe of Florida,
Bond	6.535	10-01-20	BBB	315	304,425

Computer Hardware 0.28%					326,814

Computer Sciences Corp.,
Sr Note (S)	6.500	03-15-18	A–	325	326,814

Consumer Finance 0.59%					686,634

Ford Motor Credit Co.,
Note	7.375	10-28-09	B	705	686,634

Data Processing & Outsourced Services 0.19%					217,230

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	BBB	215	217,230

See notes to financial statements

12	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Banks 1.47%					$1,716,023

Banco Mercantil del Norte SA,
Sub Note (S)	6.862%	10-13-21	Baa1	$330	297,580

Chuo Mitsui Trust & Banking
Co. Ltd.,
Perpetual Sub Note (5.506% to
4-15-15 then variable) (S)	5.506	12-15-49	A2	370	324,703

Lloyds TSB Group Plc,
Bond (6.267% to 11-30-16 then
variable) (S)	6.267	11-30-49	A	155	127,931

Natixis,
Sub Bond (10.000% to 4-30-18 then
variable) (S)	10.000	04-30-49	A+	200	198,660

Silicon Valley Bank,
Sub Note	6.050	06-01-17	BBB	295	256,898

Standard Chartered Plc,
Bond (7.014% to 7-30-37 then
variable) (S)	7.014	07-30-49	BBB+	200	182,061

Wachovia Bank NA,
Sub Note Ser BKNT	6.600	01-15-38	AA–	355	328,190

Diversified Chemicals 0.19%					222,644

Ecolab, Inc.,
Sr Note	4.875	02-15-15	A	230	222,644

Diversified Commercial & Professional Services 0.45%					519,689

Hutchison Whampoa
International Ltd.,
Gtd Sr Note (S)	6.500	02-13-13	A–	500	519,689

Diversified Financial Services 2.01%					2,349,231

American General Finance Corp.,
Note Ser MTN	6.900	12-15-17	A+	220	208,687

CIT Group, Inc.,
Sr Note	5.000	02-13-14	A	55	44,788
Sr Note	5.650	02-13-17	A	85	68,369
Sr Note Ser MTN	5.125	09-30-14	A	75	60,559

ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	220	196,535

General Electric Capital Corp.,
Sr Note	5.625	05-01-18	AAA	230	227,202

Huntington Capital III,
Gtd Sub Bond (6.797% to 6-1-17
then variable)	6.650	05-15-37	BBB–	290	196,577

ICICI Bank Ltd.,
Note (S)	6.625	10-03-12	BBB–	300	300,767

NiSource Finance Corp.,
Gtd Bond	6.800	01-15-19	BBB–	210	206,119

QBE Capital Funding II LP,
Gtd Sub Bond (6.797% to 6-1-17
then variable)	6.797	06-01-49	BBB	340	294,501

See notes to financial statements

Annual report | Investment Grade Bond Fund	13

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Financial Services (continued)

Royal Bank of Scotland Group Plc,
Jr Sub Bond Ser MTN (7.640% to
9-29-17 then variable)	7.640%	03-31-49	A	$200	$187,896

SMFG Preferred Capital,
Bond (6.078% to 1-25-17 then
variable) (S)	6.078	01-25-49	BBB+	285	248,358

Standard Chartered Bank,
Sub Note (S)	6.400	09-26-17	A	110	108,873

Drug Retail 0.58%					672,352

CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12
then variable)	6.302	06-01-37	BBB–	460	400,200
Sr Note	5.750	06-01-17	BBB+	275	272,152

Electric Utilities 3.46%					4,035,719

Abu Dhabi National Energy Co.,
Bond (S)	6.500	10-27-36	A+	465	424,409

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	1,000	1,086,450

FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB–	218	210,915

Israel Electric Corp. Ltd.,
Note (S)	7.250	01-15-19	BBB+	200	201,492

Monterrey Power SA de CV,
Sr Sec Bond (S)	9.625	11-15-09	BBB+	388	418,067

Nevada Power Co.,
Note Ser L	5.875	01-15-15	BB+	220	218,535

Northern States Power Co.,
Sec Mtg	5.250	03-01-18	A	285	281,409

Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB–	325	335,135

Southern Power Co.,
Sr Note Ser D	4.875	07-15-15	BBB+	430	405,931

Waterford III Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB	466	453,376

Electronic Equipment Manufacturers 0.52%					608,704

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB	480	481,953

Tyco Electronics Group SA,
Gtd Sr Note (S)	6.550	10-01-17	BBB	125	126,751

Health Care Services 0.14%					157,461

UnitedHealth Group, Inc.,
Bond	5.500	11-15-12	A–	160	157,461

Health Care Supplies 0.16%					187,536

Covidien International
Finance SA,
Gtd Sr Note (S)	6.000	10-15-17	A–	185	187,536

See notes to financial statements

14	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Hotels, Resorts & Cruise Lines 0.20%					$229,819

Starwood Hotels & Resorts
Worldwide, Inc.,
Sr Note	6.250%	02-15-13	BBB–	$235	229,819

Insurance Brokers 0.62%					727,895

Merna Reinsurance Ltd.,
Sec Sub Note Ser B (P)	4.446	07-07-10	A2	260	246,766

Progressive Corp. (The),
Jr Sub Deb (6.700% to 6-1-17 then
variable)	6.700	06-15-37	A–	155	136,873

Prudential Financial, Inc.,
Sr Note Ser MTN	5.150	01-15-13	A+	350	344,256

Integrated Telecommunication Services 1.44%					1,684,284

AT&T Inc.,
Sr Note	6.400	05-15-38	A	235	228,379

Bellsouth Corp.,
Bond	6.550	06-15-34	A	250	243,990
Deb	6.300	12-15-15	A	410	423,096

Qwest Corp.,
Sr Note	7.875	09-01-11	BBB–	210	213,675

Telecom Italia Capital SA,
Gtd Sr Note (M)	7.721	06-04-38	BBB	365	367,302

Verizon Communications, Inc.,
Bond	6.900	04-15-38	A	200	207,842

Investment Banking & Brokerage 2.11%					2,457,865

Bear Stearns Cos., Inc. (The),
Sr Note	7.250	02-01-18	A	235	249,997

BNP Paribas,
Jr Sub Note (7.195% to 6-25-37
then variable) (S)	7.195	06-29-49	AA–	135	124,252

Citigroup, Inc.,
Jr Sub Bond (8.400% to 4-30-18
then variable)	8.400	04-29-49	A	365	361,821

Goldman Sachs Group, Inc.
Jr Sub Note	6.750	10-01-37	A+	235	220,499

Jefferies Group, Inc.,
Sr Note	6.450	06-08-27	BBB+	145	114,031

JPMorgan Chase & Co.,
Jr Sub Note (7.900% to 4-30-18
then variable)	7.900	04-29-49	A	315	313,605

Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05-14-38	A	235	221,769

Mizuho Finance,
Gtd Sub Bond	8.375	12-29-49	Aa3	440	443,406

Morgan Stanley,
Sr Note Ser MTN	6.625	04-01-18	AA–	415	408,485

See notes to financial statements

Annual report | Investment Grade Bond Fund	15

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Life & Health Insurance 0.25%					$285,700

Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17
then variable)	6.050%	04-20-17	A–	$120	102,270

Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17
then variable) (S)	8.300	10-15-37	BB	210	183,430

Multi-Line Insurance 0.99%					1,155,571

American International Group, Inc.,
Jr Sub Deb (8.175% to 5-15-38
then variable) (S)	8.175	05-15-58	A	195	187,067

Axa SA,
Perpetual Sub Note (6.379% to
12-14-36 then variable) (S)	6.379	12-14-49	BBB+	155	129,219

Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16
then variable)	6.150	11-15-66	BBB+	210	169,775

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	205	212,393

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	520	457,117

Multi-Media 0.63%					728,723

News America Holdings,
Deb	9.500	07-15-24	BBB+	600	728,723

Office Services & Supplies 0.29%					343,625

Xerox Corp.,
Sr Note (L)	6.750	02-01-17	BBB–	335	343,625

Oil & Gas Exploration & Production 0.16%					186,699

Petro-Canada,
Sr Note	6.050	05-15-18	BBB	190	186,699

Oil & Gas Storage & Transportation 1.56%					1,823,060

Buckeye Partners LP,
Bond	5.125	07-01-17	BBB	165	149,937

Enterprise Products Operating LP,
Gtd Sr Note	6.500	01-31-19	BBB–	475	477,901

NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB–	270	276,587

Plains All American Pipeline LP,
Sr Note (S)	6.500	05-01-18	BBB–	165	164,387

Spectra Energy Capital LLC,
Gtd Sr Note	6.200	04-15-18	BBB	185	181,608

TEPPCO Partners LP,
Gtd Sr Note	6.650	04-15-18	BBB–	565	572,640

Paper Products 0.36%					424,669

International Paper Co.,
Bond (M)	7.950	06-15-18	BBB	240	240,831

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB–	210	183,838

See notes to financial statements

16	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Pharmaceuticals 0.33%					$380,999

Schering-Plough Corp.,
Sr Note	6.000%	09-15-17	A–	$385	380,999

Property & Casualty Insurance 0.38%					441,881

Chubb Corp.
Sr Note	5.750	05-15-18	A	125	122,645

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB	320	319,236

Railroads 0.24%					281,827

Burlington Northern Santa
Fe Corp.,
Sr Note	5.750	03-15-18	BBB	285	281,827

Real Estate Management & Development 1.81%					2,107,345

Chelsea Property Group,
Note	6.000	01-15-13	A–	385	385,572

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB–	245	216,022

HRPT Properties Trust,
Sr Note	6.650	01-15-18	BBB	135	126,815

Nationwide Health
Properties, Inc.,
Note	6.500	07-15-11	BBB–	230	232,671

Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	585	548,928

ProLogis,
Sr Sec Note	6.625	05-15-18	BBB+	290	287,421

Simon Property Group LP,
Sr Note	5.625	08-15-14	A–	320	309,916

Regional Banks 0.45%					523,045

HSBC Capital Funding LP,
Perpetual Note (9.547% to 6-30-10
then variable) (S)	9.547	12-29-49	A	500	523,045

Specialized Finance 0.20%					234,000

USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12
then variable) (S)	6.091	12-22-49	A+	300	234,000

Steel 0.13%					155,232

Nucor Corp.,
Note	5.850	06-01-18	A+	155	155,232

Systems Software 0.20%					238,551

Oracle Corp.,
Sr Note	5.750	04-15-18	A	240	238,551

See notes to financial statements

Annual report | Investment Grade Bond Fund	17

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance 26.24%					$30,613,750

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6
Class XP IO (P)	3.400%	12-25-46	AAA	$6,456	292,556
Mtg Pass Thru Ctf Ser 2007-5
Class XP IO (P)	3.981	06-25-47	AAA	4,689	301,885

American Home Mortgage
Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1
Class GIOP IO (P)	2.221	05-25-47	AAA	3,791	214,419

American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A
Class D (S)	5.957	04-15-37	BBB	420	373,275

Banc of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-4
Class A5A	4.933	07-10-45	AAA	1,500	1,445,748
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.353	09-10-47	AAA	560	548,937
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.889	07-10-44	AAA	700	706,819

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.877	03-20-36	AAA	561	521,094
Mtg Pass Thru Ctf Ser 2007-E
Class 4A1 (P)	5.936	09-01-47	AAA	276	269,486

Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-T0P8
Class A2	4.830	08-15-38	AAA	790	787,001
Mtg Pass Thru Ctf Ser 2003-T10
Class A2	4.740	03-13-40	AAA	680	665,882
Mtg Pass Thru Ctf Ser 2006-PW14
Class D	5.412	12-01-38	A	320	230,520

Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	616	597,415

Citigroup Mortgage Loan
Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	282	271,637
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.833	12-25-35	AAA	440	367,982

Citigroup/Deutsche Bank
Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.400	07-15-44	AA	185	163,825

Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7
Class A3 (S)	5.899	06-10-46	AAA	500	502,633

See notes to financial statements

18	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO (P)	3.671%	11-20-35	AAA	$5,052	$179,967
Mtg Pass Thru Ctf Ser 2006-0A8
Class X IO (P)	1.929	07-25-46	AAA	4,888	170,179
Mtg Pass Thru Ctf Ser 2006-0A10
Class XPP IO (P)	1.916	08-25-46	AAA	2,564	95,341
Mtg Pass Thru Ctf Ser 2006-0A12
Class X IO (P)	4.054	09-20-46	AAA	8,834	403,069
Mtg Pass Thru Ctf Ser 2007-0A8
Class X IO	2.000	06-25-47	Aaa	3,204	123,833

Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class E (S)	6.065	11-15-36	Baa3	375	337,969

CS First Boston Mortgage
Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-CPN1
Class A2	4.597	03-15-35	AAA	1,005	971,284

DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class A2 (S)	5.779	06-20-31	AAA	515	463,021

Domino’s Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1
Class A2 (S)	5.261	04-25-37	AAA	495	419,646

DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5
Class X2 IO (P)	2.821	08-19-45	AAA	5,035	162,075

First Horizon Alternative
Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.213	12-25-34	AA	788	693,248
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.161	05-25-36	AA	184	32,629

Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	265	253,759
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	235	226,766

GMAC Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2003-C2
Class B (P)	5.594	05-10-40	AAA	955	956,979

GMAC Mortgage Corp. Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1
Class 2A1 (P)	5.644	04-19-36	AAA	338	311,936

Greenpoint Mortgage Funding Trust,
Mtg Pass Thru Ctf Ser 2005-AR1
Class A3 (P)	2.672	06-25-45	AAA	92	63,792
Mtg Pass Thru Ctf Ser 2005-AR4
Class 4A2 (P)	2.752	10-25-45	AAA	418	240,068
Mtg Pass Thru Ctf Ser 2006-AR1
Class A2A (P)	2.762	02-25-36	AAA	679	450,944

See notes to financial statements

Annual report | Investment Grade Bond Fund	19

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Greenwich Capital Commercial
Funding Corp.,
Mtg Pass Thru Ctf Ser 2005-GG5
Class A2	5.117%	04-10-37	AAA	$765	$769,377
Mtg Pass Thru Ctf Ser 2007-GG9
Class C	5.554	02-10-17	AA	230	168,993
Mtg Pass Thru Ctf Ser 2007-GG9
Class F	5.633	02-10-17	A	130	87,648

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	5.182	08-25-34	AA	339	242,996
Mtg Pass Thru Ctf Ser 2006-AR1
Class 3A1 (P)	5.377	01-25-36	AAA	855	796,234

Harborview Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8
Class 1X IO (P)	3.539	09-19-35	AAA	3,594	91,541
Mtg Pass Thru Ctf Ser 2005-16
Class 2A1B (P)	2.828	01-19-36	AAA	221	150,537
Mtg Pass Thru Ctf Ser 2006-SB1
Class A1A (P)	4.926	12-19-36	AAA	457	330,045

Indymac Index Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	222	203,246
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.623	05-25-35	AA	296	175,124
Mtg Pass Thru Ctf Ser 2005-AR18
Class 1X IO (P)	3.191	10-25-36	AAA	7,601	175,580
Mtg Pass Thru Ctf Ser 2005-AR18
Class 2X IO (P)	2.883	10-25-36	AAA	10,328	167,320
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1 (P)	6.393	08-25-36	B	234	22,439

Indymac Index NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-AR6
Class N2 (S)	8.833	06-25-46	BBB–	31	30,207

JP Morgan Chase Commercial
Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3
Class A4B	4.996	08-15-42	AAA	1,000	962,509
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	1,000	835,104

JP Morgan Commercial Mortgage
Finance Corp.,
Mtg Pass Thru Ctf Ser 1997-C5
Class D	7.351	09-15-29	AA+	152	154,769

JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2
Class 2A16	6.500	09-25-35	AAA	462	441,611
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	468	456,039
Mtg Pass Thru Ctf Ser 2006-A7
Class 2A5 (P)	5.816	01-25-37	Aa1	583	444,381

See notes to financial statements

20	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Lehman XS Trust,
Mtg Pass Thru Ctf Ser 2005-5N
Class 3A2 (P)	2.752%	11-25-35	AAA	$463	$299,950
Mtg Pass Thru Ctf Ser 2005-7N
Class 1A1B (P)	2.693	12-25-35	AAA	323	220,539
Mtg Pass Thru Ctf Ser 2006-2N
Class 1A2 (P)	2.733	02-25-46	AAA	480	299,435

Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class A4 (P)	6.104	06-12-46	AAA	735	745,814

MLCC Mortgage Investors, Inc.,
Mtg Pass Thru Ctf Ser 2007-3
Class M1 (G)	5.981	09-25-37	AA	195	160,140
Mtg Pass Thru Ctf Ser 2007-3
Class M2 (G)	5.981	09-25-37	AA	75	56,966
Mtg Pass Thru Ctf Ser 2007-3
Class M3 (G)	5.981	09-25-37	AA	50	33,430

Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.379	11-14-42	AAA	520	516,732
Mtg Pass Thru Ctf Ser 2006-IQ12
Class E	5.538	12-15-43	A+	310	230,446

Provident Funding Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.830	05-25-35	AA	211	166,091

Renaissance Home Equity
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class AF3	4.499	08-25-35	AAA	309	306,195
Mtg Pass Thru Ctf Ser 2005-2
Class AF4	4.934	08-25-35	AAA	420	387,709

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.951	12-25-35	AAA	426	365,896

Residential Asset
Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07-25-36	AAA	541	488,947

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	200	190,191
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	110	103,526
Sub Bond Ser 2006-1A Class E (S)	6.174	11-15-36	Baa3	665	591,664

Washington Mutual Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	286	292,764

See notes to financial statements

Annual report | Investment Grade Bond Fund	21

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class 1A1B (P)	4.734%	05-25-46	AAA	$399	$267,394
Mtg Pass Thru Ctf Ser 2005-AR4
Class B1 (P)	4.671	04-25-35	AA	962	681,402
Mtg Pass Thru Ctf Ser 2005-AR6
Class B1 (P)	2.993	04-25-45	AA+	590	316,803
Mtg Pass Thru Ctf Ser 2005-AR13
Class B1 (P)	2.993	10-25-45	AA+	530	272,452
Mtg Pass Thru Ctf Ser 2005-AR19
Class A1B3 (P)	2.743	12-25-45	AAA	155	118,829
Mtg Pass Thru Ctf Ser 2005-AR19
Class B1 (P)	3.093	12-25-45	AA+	305	146,613
Mtg Pass Thru Ctf Ser 2007-0A4
Class XPPP IO (P)	1.058	04-25-47	Aaa	9,214	132,451
Mtg Pass Thru Ctf Ser 2007-0A5
Class 1XPP IO (P)	1.082	06-25-47	Aaa	21,555	249,233
Mtg Pass Thru Ctf Ser 2007-0A5
Class 2XPP IO (P)	0.973	06-25-47	AAA	24,493	344,436
Mtg Pass Thru Ctf Ser 2007-0A6
Class 1XPP IO (P)	1.062	07-25-47	Aaa	12,282	153,520
Mtg Pass Thru Ctf Ser 2007-1
Class B1	6.205	02-25-37	AA	273	63,411

Wells Fargo Mortgage Backed
Securities Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	333	324,758
Mtg Pass Thru Ctf Ser 2006-AR15
Class A3 (P)	5.654	10-25-36	Aaa	635	562,694

Tobacco 0.31%					362,012

Philip Morris
International, Inc.,
Note	5.650	05-16-18	A	370	362,012

Wireless Telecommunication Services 0.84%					978,812

America Movil SA de CV,
Sr Note	5.750	01-15-15	BBB+	250	249,209

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	765	729,603

	Exercise	Expiration		Number of
Issuer	price	date		contracts	Value

Options purchased 0.18%					$208,230

(Cost $392,948)

Calls 0.18%					208,230

U.S. Treasury	0.820	12-08-09		59,075,000	129,143

U.S. Treasury	0.965	01-06-10		55,000,000	79,087

See notes to financial statements

22	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

			Credit
Issuer, description			rating (A) Shares		Value

Preferred stocks 0.27%					$317,714

(Cost $319,375)

Investment Banking & Brokerage 0.27%					317,714

Merrill Lynch & Co., Inc.,
8.625%, Ser MER			A–	12,775	317,714

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 0.19%					$220,681

(Cost $205,141)

Louisiana 0.19%					220,681

St. John the Baptist Parish,
Rev Marathon Oil Corp. Ser 2007A	5.125%	06-01-37	BBB+	$235	220,681

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government agencies 41.47%					$48,378,106

(Cost $48,350,123)

Government U.S. 9.09%					10,598,906

United States Treasury,
Bond (L)	5.000%	05-15-37	AAA	$655	686,266
Note (L)	4.875	06-30-12	AAA	450	477,527
Note (L)	4.750	05-15-14	AAA	945	1,007,016
Note (L)	4.250	11-15-13	AAA	2,345	2,433,120
Note (L)	3.875	05-15-18	AAA	6,080	5,994,977

Government U.S. Agency 32.38%					37,779,200

Federal Home Loan Mortgage Corp.,
30 Yr Adj Rate Pass Thru Ctf (P)	6.000	08-01-37	AAA	2,759	2,805,216
30 Yr Pass Thru Ctf (M)	6.000	05-01-38	AAA	1,625	1,652,739
CMO REMIC Ser 2489-PE	6.000	08-15-32	AAA	1,723	1,747,255
Note	4.500	01-15-15	AAA	130	131,046

Federal National Mortgage Assn.,
10 Yr Pass Thru Ctf (M)	5.000	06-01-18	AAA	2,960	2,943,350
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,301	1,317,232
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	686	687,332
30 Yr Adj Rate Pass Thru Ctf (P)	5.922	03-01-14	AAA	2	2,132
30 Yr Adj Rate Pass Thru Ctf (P)	5.922	06-01-14	AAA	11	11,605
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	258	266,444
30 Yr Pass Thru Ctf	6.500	09-01-36	AAA	1,181	1,219,422
30 Yr Pass Thru Ctf	6.500	02-01-37	AAA	1,904	1,965,527
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	2,187	2,220,651
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	1,680	1,705,697
30 Yr Pass Thru Ctf	6.000	01-01-38	AAA	360	365,296
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	1,084	1,077,995
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	2,204	2,192,316
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	2,182	2,168,265
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	1,778	1,767,038
30 Yr Pass Thru Ctf	5.500	07-01-37	AAA	1,488	1,479,017
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	807	801,985
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	2,210	2,143,508

See notes to financial statements

Annual report | Investment Grade Bond Fund	23

F I N A N C I A L  S T A T E M E N T S

Interest		Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Government U.S. Agency (continued)

Federal National Mortgage Assn.,
30 Yr Pass Thru Ctf	5.000%	08-01-35	AAA	$827	$800,214
30 Yr Pass Thru Ctf	5.000	03-01-38	AAA	3,899	3,769,685
CMO REMIC Ser 2006-64-PC	5.500	10-25-34	AAA	600	586,724
CMO REMIC Ser 2006-67-PD	5.500	12-25-34	AAA	665	648,946
Note (L)	5.125	04-15-11	AAA	1,190	1,243,142

Government National
Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	59	59,421

		Interest		Par value
Issuer, description, maturity date		rate		(000)	Value

Short-term investments 15.16%					$17,687,344

(Cost $17,687,344)

Joint Repurchase Agreement 4.42%					5,154,000

Joint Repurchase Agreement with Barclays Plc
dated 5-30-08 at 2.150% to be repurchased
at $5,154,923 on 6-2-08, collateralized by
$4,453,546 U.S. Treasury Inflation Indexed
Bond, 2.375%, due 1-15-25 (valued at
$5,256,966, including interest)		2.150%		$5,154	5,154,000

				Shares
Cash Equivalents 10.74%					12,533,344

John Hancock Cash Investment Trust (T)(W)		2.5216% (Y)	12,533,344		12,533,344

Total investments (Cost $132,867,378)† 110.38%					$128,768,326

Other assets and liabilities, net (10.38%)					($12,109,606)

Total net assets 100.00%					$116,658,720

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

24	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

IO Interest only (carries notional principal amount).

Gtd Guaranteed

MTN Medium Term Note

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of May 31, 2008.

(M) These securities having an aggregate value of $5,204,222, or 4.46% of the Fund’s net assets, have been purchased as when-issued securities — that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,203,632 or 9.60% of the Fund’s net assets as of May 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of May 31, 2008.

† The cost of investments owned on May 31, 2008, including short-term investments, for federal income tax purposes was $133,198,620. Gross unrealized appreciation and depreciation of investments aggregated $1,074,088 and $5,504,382, respectively, resulting in net unrealized depreciation of $4,430,294.

See notes to financial statements

Annual report | Investment Grade Bond Fund	25

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $120,334,034) including
$12,287,592 of securities loaned (Note 2)	$116,234,982
Investments in affiliated issuers, at value (Cost $12,533,344)	12,533,344

Total investments, at value (Cost $132,867,378)	128,768,326
Receivable for futures variation margin (Note 2)	6,250
Cash collateral at broker for future contracts	60,000
Receivable for investments sold	4,832,522
Receivable for shares sold	62,635
Interest receivable	1,138,913
Receivable from affiliates	32,173
Other assets	6,545

Total assets	134,907,364

Liabilities

Due to custodian	104,916
Payable for investments purchased	154,249
Payable for investments purchased on a when-issued basis	5,250,179
Payable for shares repurchased	59,915
Payable upon return of securities loaned (Note 2)	12,533,344
Payable to affiliates
Management fees	38,591
Distribution and service fees	33,379
Other	7,118
Other payables and accrued expenses	66,953

Total liabilities	18,248,644

Net assets

Capital paid-in	127,393,384
Accumulated net realized loss on investments and financial futures contracts	(6,766,474)
Net unrealized depreciation of investments and financial futures contracts	(4,122,182)
Accumulated net investment income	153,992

Net assets	$116,658,720

See notes to financial statements

26	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($101,943,648 ÷ 10,698,573 shares)	$9.53
Class B ($6,977,050 ÷ 732,187 shares)[1]	$9.53
Class C ($7,637,514 ÷ 801,521 shares)[1]	$9.53
Class I ($100,508 ÷ 10,548 shares)	$9.53

Maximum offering price per share

Class A ($9.53 ÷ 95.5%)[2]	$9.98

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Investment Grade Bond Fund	27

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$7,195,599
Securities lending	59,505
Income from affiliated issuers	13,352
Dividends	3,022

Total investment income	7,271,478

Expenses

Investment management fees (Note 3)	479,267
Distribution and service fees (Note 3)	410,960
Transfer agent fees (Note 3)	186,968
Accounting and legal services fees (Note 3)	13,372
Custodian fees	55,096
Blue sky fees	50,874
Printing fees	42,822
Professional fees	32,208
Trustees’ fees	6,758
Miscellaneous	15,500

Total expenses	1,293,825
Less expense reductions (Note 3)	(7,324)

Net expenses	1,286,501

Net investment income	5,984,977

Realized and unrealized gain (loss)

Net realized gain on
Investments	342,743
Financial futures contracts	456,720
799,463
Change in net unrealized appreciation (depreciation) of
Investments	(2,500,668)
Financial futures contracts	(8,682)
(2,509,350)
Net realized and unrealized loss	(1,709,887)

Increase in net assets from operations	$4,275,090

See notes to financial statements

28	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-07	5-31-08

Increase (decrease) in net assets

From operations
Net investment income	$6,004,317	$5,984,977
Net realized gain (loss)	(745,838)	799,463
Change in net unrealized appreciation (depreciation)	2,931,289	(2,509,350)

Increase in net assets resulting from operations	8,189,768	4,275,090

Distributions to shareholders
From net investment income
Class A	(5,452,527)	(5,371,954)
Class B	(414,504)	(340,127)
Class C	(272,886)	(311,154)
Class I	(3,438)	(4,406)
	(6,143,355)	(6,027,641)
From Fund share transactions (Note 4)	(15,775,826)	(4,146,188)

Total decrease	(13,729,413)	(5,898,739)

Net assets

Beginning of year	136,286,872	122,557,459
End of year[1]	$122,557,459	$116,658,720

1 Includes accumulated net investment income of $88,471 and $153,992, respectively.

See notes to financial statements

Annual report | Investment Grade Bond Fund	29

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$10.47	$9.92	$10.06	$9.52	$9.67
Net investment income[2]	0.40	0.39	0.42	0.46	0.49
Net realized and unrealized gain
(loss) on investments	(0.50)	0.18	(0.51)	0.16	(0.13)
Total from investment operations	(0.10)	0.57	(0.09)	0.62	0.36
Less distributions
From net investment income	(0.45)	(0.43)	(0.45)	(0.47)	(0.50)
Net asset value, end of year	$9.92	$10.06	$9.52	$9.67	$9.53
Total return (%)[3]	(0.97)	5.79[4]	(0.96)[4]	6.63[4]	3.72[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$144	$136	$116	$108	$102
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	1.04[5]	1.04[5]	1.06[5]	0.99
Expenses net of all fee waivers, if any	1.03	1.03	1.00	0.97	0.99
Expenses net of all fee waivers and credits	1.03	1.03	1.00	0.97	0.98
Net investment income	3.92	3.86	4.25	4.76	5.08
Portfolio turnover (%)	312	222	160	105	99

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

30	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$10.47	$9.92	$10.06	$9.52	$9.67
Net investment income[2]	0.32	0.32	0.34	0.39	0.42
Net realized and unrealized gain
(loss) on investments	(0.50)	0.17	(0.50)	0.16	(0.14)
Total from investment operations	(0.18)	0.49	(0.16)	0.55	0.28
Less distributions
From net investment income	(0.37)	(0.35)	(0.38)	(0.40)	(0.42)
Net asset value, end of year	$9.92	$10.06	$9.52	$9.67	$9.53
Total return (%)[3]	(1.71)	5.01[4]	(1.70)[4]	5.84[4]	2.95[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$33	$22	$13	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	1.79[5]	1.79[5]	1.81[5]	1.74
Expenses net of all fee waivers, if any	1.78	1.78	1.75	1.72	1.74
Expenses net of all fee waivers and credits	1.78	1.78	1.75	1.72	1.73
Net investment income	3.17	3.12	3.47	4.01	4.33
Portfolio turnover (%)	312	222	160	105	99

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Annual report | Investment Grade Bond Fund	31

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$10.47	$9.92	$10.06	$9.52	$9.67
Net investment income[2]	0.32	0.32	0.35	0.39	0.42
Net realized and unrealized gain
(loss) on investments	(0.50)	0.17	(0.51)	0.16	(0.14)
Total from investment operations	(0.18)	0.49	(0.16)	0.55	0.28
Less distributions
From net investment income	(0.37)	(0.35)	(0.38)	(0.40)	(0.42)
Net asset value, end of year	$9.92	$10.06	$9.52	$9.67	$9.53
Total return (%)[3]	(1.71)	5.00[4]	(1.70)[4]	5.84[4]	2.95[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$10	$8	$7	$6	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	1.79[5]	1.79[5]	1.81[5]	1.73
Expenses net of all fee waivers, if any	1.78	1.78	1.75	1.72	1.73
Expenses net of all fee waivers and credits	1.78	1.78	1.75	1.72	1.73
Net investment income	3.17	3.12	3.50	4.01	4.34
Portfolio turnover (%)	312	222	160	105	99

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

32	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-04[1,2]	5-31-05[1]	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$10.17	$9.92	$10.06	$9.52	$9.67

Net investment income[3]	0.46	0.44	0.47	0.50	0.53
Net realized and unrealized gain
(loss) on investments	(0.29)	0.17	(0.51)	0.16	(0.14)
Total from investment operations	0.17	0.61	(0.04)	0.66	0.39
Less distributions
From net investment income	(0.42)	(0.47)	(0.50)	(0.51)	(0.53)
Net asset value, end of year	$9.92	$10.06	$9.52	$9.67	$9.53
Total return (%)[4]	2.34[5]	6.23	(0.51)	7.00	4.08

Ratios and supplemental data

Net assets, end of year (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48	0.49	0.62	0.62	0.63
Expenses net of all fee waivers, if any	0.48[7]	0.49	0.62	0.62	0.63
Expenses net of all fee waivers and credits	0.48[7]	0.49	0.62	0.62	0.63
Net investment income	4.59[7]	4.40	4.85	5.10	5.45
Portfolio turnover (%)	312[5]	222	160	105	99

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class I shares began operations on 8-4-03.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

See notes to financial statements

Annual report | Investment Grade Bond Fund	33

Notes to financial statements

Note 1
Organization

John Hancock Investment Grade Bond Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve a high level of current income consistent with preservation of capital and maintenance of liquidity.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of

34	Investment Grade Bond Fund | Annual report

such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained as such a level that the value is generally 102% of the repurchase amount.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

When-issued/delayed delivery securities

The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Annual report | Investment Grade Bond Fund	35

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays

36	Investment Grade Bond Fund | Annual report

in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The Fund had the following financial futures contracts open on May 31, 2008:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

U.S. 10-year Treasury Note	25	Long	Sep 2008	$23,130

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an

Annual report | Investment Grade Bond Fund	37

illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

The Fund had no outstanding written options on May 31, 2008.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $6,448,402 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: May 31, 2012 — $628,121, May 31, 2013 — $2,017,761, May 31, 2014 —$1,220,926, May 31, 2015 — $2,581,594. Net capital losses of $9,937 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on June 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of May 31, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended May 31, 2007, the tax character of distributions paid was as follows: ordinary income $6,143,355. During the year ended May 31, 2008, the tax character of distributions paid was as follows: ordinary income $6,027,641. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2008, the components of distributable earnings on a tax basis included $173,864 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits,

38	Investment Grade Bond Fund | Annual report

if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to amortization and accretion on debt securities and expiration of capital loss carryforwards.

Note 3
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.40% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.385% of the Fund’s daily net asset value in excess of $1,500,000,000. The effective rate was 0.40% for the year ended May 31, 2008. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC. The fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2008, JH Funds received net up-front sales charges of $56,669 with regard to sales of Class A shares. Of this amount, $6,144 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $33,430 was paid as sales commissions to unrelated broker-dealers and $17,095 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2008, CDSCs received by JH Funds amounted to $11,921 for Class B shares and $1,192 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.15%, 0.15%, 0.15% and 0.04%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.00 for each Class A shareholder account, $18.50 for each Class B shareholder account, $17.50 for each Class C

Annual report | Investment Grade Bond Fund	39

shareholder account and $15.00 for each Class I shareholder account. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fee to 0.15% of each respective class’s average daily net asset value until August 31, 2007. There were no transfer agent fee reductions during the year ended May 31, 2008.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended May 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $7,324 for transfer agent credits earned.

Class level expenses for the period ended May 31, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$163,933	$262,134
Class B	12,133	77,826
Class C	10,861	71,000
Class I	41	—
Total	$186,968	$410,960

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $13,372 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

40	Investment Grade Bond Fund | Annual report

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended May 31, 2007 and May 31, 2008, along with the corresponding dollar value.

		Year ended 5-31-07	Year ended 5-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	845,123	$8,567,872	875,709	$8,531,880
Distributions reinvested	481,837	4,310,449	476,341	4,618,624
Repurchased	(2,327,545)	(22,546,852)	(1,831,667)	(17,737,641)
Net decrease	(1,000,585)	($9,668,531)	(479,617)	($4,587,137)

Class B shares

Sold	153,771	$1,499,782	139,221	$1,354,078
Distributions reinvested	33,744	327,075	27,767	269,247
Repurchased	(730,951)	(7,065,844)	(296,353)	(2,870,029)
Net decrease	(543,436)	($5,238,987)	(129,365)	($1,246,704)

Class C shares

Sold	139,426	$1,352,375	339,277	$3,294,825
Distributions reinvested	18,895	183,307	20,880	202,467
Repurchased	(250,952)	(2,436,122)	(189,218)	(1,834,640)
Net increase (decrease)	(92,631)	($900,440)	170,939	$1,662,652

Class I shares

Sold	5,008	$48,913	2,139	$20,670
Distributions reinvested	210	2,049	456	4,406
Repurchased	(1,923)	(18,830)	(8)	(75)
Net increase	3,295	$32,132	2,587	$25,001

Net decrease	(1,633,357)	($15,775,826)	(435,456)	($4,146,188)

Note 5

Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year end May 31, 2008, aggregated $60,865,040 and $66,338,680, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $53,706,717 and $51,316,893, respectively, during the year ended May 31, 2008.

Annual report | Investment Grade Bond Fund	41

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Investment Grade Bond Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Investment Grade Bond Fund (the Fund) at May 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before May 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 25, 2008

42	Investment Grade Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2008.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Investment Grade Bond Fund	43

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Investment
Grade Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Investment Grade Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

44	Investment Grade Bond Fund | Annual report

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 5- and 10-year periods was higher than the performance of the Peer Group and Category medians, and lower than the performance of its benchmark index, the Lehman Brothers Aggregate Bond Index. The Board noted that, although generally competitive, the performance of the Fund during the 3-year period was lower than the performance of the Category median and its benchmark index, and equal to the performance of the Peer Group median. The Board viewed favorably that the Fund’s more recent performance during the 1-year period under review was higher than the Peer Group and Category medians and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median. The Board also noted that the Fund’s Gross Expense Ratio was lower than the Peer Group median and its Net Expense Ratio was equal to the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a

Annual report | Investment Grade Bond Fund	45

comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

46	Investment Grade Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James F. Carlin, Born: 1940	1994	54

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1987	54

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1994	54

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2005	54

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Annual report | Investment Grade Bond Fund	47

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2005	54

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	54

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees3

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	257

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since March 2007); Director and Executive Vice President,
John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC
(the Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC
(The Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

48	Investment Grade Bond Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member,
Investment Company Institute Sales Force Marketing Committee (since 2003); President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC
(until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Annual report | Investment Grade Bond Fund	49

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Executive Vice President and Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since June 2007); Director, Executive
Vice President and Chief Operating Officer, John Hancock Investment Management Services, LLC
(since December 2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since June 2007); Director, Executive Vice President and
Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007);
Director, Executive Vice President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC Global (U.S.)
(2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(2005 until June 2007); Vice President and General Manager, John Hancock Fixed Annuities, U.S. Wealth
Management (2004–2005); Vice President, Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

50	Investment Grade Bond Fund | Annual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York Mellon	K&L Gates LLP
601 Congress Street	One Wall Street	One Lincoln Street
Boston, MA 02210-2805	New York, NY 10286	Boston, MA 02111-2950

Subadviser	Transfer agent	Independent registered public
MFC Global Investment	John Hancock Signature	accounting firm
Management (U.S.), LLC	Services, Inc.	PricewaterhouseCoopers LLP
101 Huntington Avenue	P.O. Box 9510	125 High Street
Boston, MA 02199	Portsmouth, NH 03802-9510	Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Annual report | Investment Grade Bond Fund	51

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.	5500A	5/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		7/08

John Hancock MUTUAL FUNDS

John Hancock
Government Income Fund

Annual Report
5.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

Government bonds delivered strong gains for the year ended May 31, 2008, as growing market volatility triggered a flight to safety among investors. The volatility began with deteriorating prices in the housing market. Defaults and delinquencies on mortgage loans soon increased, starting among subprime or less creditworthy borrowers and spreading in 2008 to borrowers with mid-quality credit scores. As liquidity problems surfaced among commercial and investment banks with mortgage exposure, economic growth also became increasingly anemic and headline inflation numbers climbed sharply. Market conditions began improving late in the period as the Federal Reserve expanded short-term funding options for commercial and investment banks and also dramatically cut the federal funds rate — a key overnight lending rate — to 2.0% by period end. The Lehman Brothers Government Bond Index closed the year ended May 31, 2008, with a 9.00% gain, handily beating the –6.70% return of the Standard & Poor’s 500 Index. Short- and intermediate-term U.S. Treasuries posted especially strong returns, benefiting as short-term interest rates declined and longer-term interest rates rose. Returns on government agency and mortgage bonds were not far behind those on Treasuries.

“Government bonds delivered
strong gains for the year ended
May 31, 2008, as growing market
volatility triggered a flight to safety
among investors.”

John Hancock Government Income Fund’s Class A, Class B and Class C shares returned 7.30%, 6.51% and 6.51%, respectively, at net asset value, during the same 12-month period. The Fund outpaced the Morningstar, Inc., intermediate government bond fund category average, which gained 5.94%. The Fund benefited from being more sensitive to interest-rate changes than many of its peers and having a focus on intermediate bonds with five- to 10-year maturities. An overweighting in mortgages caused the Fund to lag the Lehman Brothers Government Bond Index, which consists entirely of U.S. Treasuries and government agency bonds. We favored mortgage bonds because they offer a yield advantage over Treasuries and better long-term total return potential.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

6	Government Income Fund | Annual report

A look at performance

For the period ended May 31, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)				SEC 30-
										day yield
	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	5-31-08

A	9-30-94	2.45%	1.83%	4.41%	—	2.45%	9.50%	53.92%	—	4.00%

B	2-23-88	1.51	1.66	4.28	—	1.51	8.56	52.02	—	3.43

C	4-1-99	5.51	2.00	—	4.10%	5.51	10.42	—	44.55%	3.43

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until September 30, 2008. The net expenses are as follows: Class A — 1.05%, Class B — 1.80%, Class C — 1.80%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows Class A — 1.10%, Class B — 1.85%, Class C — 1.85%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | Government Income Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Government Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Government Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	5-31-98	$15,202	$15,202	$17,508

C2	4-1-99	14,455	14,455	16,691

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of May 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	Government Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2007, with the same investment held until May 31, 2008.

	Account value	Ending value	Expenses paid during
	on 12-1-07	on 5-31-08	period ended 5-31-08[1]

Class A	$1,000.00	$1,022.80	$5.26

Class B	1,000.00	1,019.00	9.09

Class C	1,000.00	1,019.00	8.98

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Government Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2007, with the same investment held until May 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-07	on 5-31-08	period ended 5-31-08[1]

Class A	$1,000.00	$1,019.80	$5.25

Class B	1,000.00	1,016.00	9.07

Class C	1,000.00	1,016.10	8.97

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.04%, 1.80% and 1.79% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

10	Government Income Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Federal National Mortgage Assn., 5.000%, 6-1-18	9.8%

United States Treasury, 4.500%, 5-15-17	6.7%

United States Treasury, 4.250%, 11-15-13	6.4%

Federal National Mortgage Assn., 5.500%, 2-1-37	5.5%

Federal National Mortgage Assn., 5.000%, 11-1-33	3.6%

United States Treasury, 1.875%, 7-15-13	3.1%

Federal Home Loan Mortgage Corp., 6.000%, 8-1-37	3.0%

Federal National Mortgage Assn., 6.500%, 7-1-37	2.9%

United States Treasury, 3.875%, 5-15-18	2.8%

Federal National Mortgage Assn., 5.500%, 4-1-37	2.8%

Quality distribution[1]

AAA	98%

AA	1%

Short-term investments & other	1%

1 As a percentage of net assets on May 31, 2008.

Annual report | Government Income Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 5-31-08

This schedule is divided into four main categories: bonds, options purchased, U.S. government and agencies, and short-term investments. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 4.72%					$16,463,997

(Cost $15,714,530)

Thrifts & Mortgage Finance 4.72%					16,463,997

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2007-5
Class XP IO	Zero	06-25-47	Aaa	$14,308	921,099

American Home Mortgage
Investment Trust,
Mtg Pass Thru Ser 2007-1
Class GIOP IO (P)	2.221%	05-25-47	AAA	11,126	629,322

Bank of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2007-E
Class 4A1 (P)	5.936	09-01-47	AAA	854	833,723

Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO (P)	3.671	11-20-35	AAA	11,405	406,311

Greenpoint Mortgage Funding Trust,
Mtg Pass Thru Ctf Ser 2005-AR1
Class A3 (P)	2.672	06-25-45	AAA	277	192,216
Mtg Pass Thru Ctf Ser 2005-AR4
Class 4A2 (P)	2.752	10-25-45	AAA	1,266	727,607
Mtg Pass Thru Ctf Ser 2006-AR1
Class A2A (P)	2.762	02-25-36	AAA	2,055	1,363,787

Harborview Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-16
Class 2A1B (P)	2.828	01-19-36	AAA	667	455,306
Mtg Pass Thru Ctf Ser 2006-SB1
Class A1A (P)	4.926	12-19-36	AAA	1,381	997,750

Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR18
Class 1X IO	Zero	10-25-36	AAA	24,036	555,239
Mtg Pass Thru Ctf Ser 2005-AR18
Class 2X IO	Zero	10-25-36	AAA	24,303	393,716

Lehman XS Trust,
Mtg Pass Thru Ctf Ser 2005-5N
Class 3A2 (P)	2.752	11-25-35	AAA	1,518	983,340

See notes to financial statements

12	Government Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)

Lehman XS Trust,
Mtg Pass Thru Ctf Ser 2005-7N
Class 1A1B (P)	2.693%	12-25-35	AAA	$978	$668,732
Mtg Pass Thru Ctf Ser 2006-2N
Class 1A2 (P)	2.733	02-25-46	AAA	3,092	1,930,662

Residential Asset
Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07-25-36	AAA	1,516	1,369,053

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR13
Class B1 (P)	2.993	10-25-45	AA+	1,607	826,750
Mtg Pass Thru Ctf Ser 2005-AR19
Class A1B3 (P)	2.743	12-25-45	AAA	484	369,838
Mtg Pass Thru Ctf Ser 2006-AR4
Class 1A1B (P)	4.734	05-25-46	AAA	1,241	831,353
Mtg Pass Thru Ctf Ser 2005-AR6
Class B1 (P)	2.993	04-25-45	AA+	1,757	944,114
Mtg Pass Thru Ctf Ser 2007-0A5
Class 2XPP IO	0.973	06-25-47	AAA	75,668	1,064,079

	Exercise	Expiration	Number of
Issuer	price	date	contracts	Value

Options purchased 0.18%				$637,546
(Cost $1,219,692)
Calls 0.18%				637,546

U.S. Treasury	0.820	12-08-09	173,240,000	378,717
U.S. Treasury	0.965	01-06-10	180,000,000	258,829

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies 93.77%					$327,361,290

(Cost $326,463,667)

Government U.S. 23.47%					81,923,840

United States Treasury,
Bond (L)	9.000%	11-15-18	AAA	$5,000	6,979,690
Bond (L)	8.750	08-15-20	AAA	6,065	8,499,527
Inflation Indexed Note (L)	1.875	07-15-13	AAA	10,461	10,914,904
Note (L)	4.500	05-15-17	AAA	22,500	23,273,438
Note (L)	4.250	11-15-13	AAA	21,585	22,396,121
Note (L)	3.875	05-15-18	AAA	10,000	9,860,160

Government U.S. Agencies 70.31%					245,437,450

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	7.500	11-01-12	AAA	252	263,072
15 Yr Pass Thru Ctf	5.500	10-01-19	AAA	866	881,661
30 Yr Adj Rate Pass Thru Ctf (P)	6.000	08-01-37	AAA	10,161	10,331,521
30 Yr Pass Thru Ctf	9.500	08-01-16	AAA	434	475,259
30 Yr Pass Thru Ctf	6.000	05-01-37	AAA	556	565,276
30 Yr Pass Thru Ctf	6.000	08-15-32	AAA	4,604	4,668,935

See notes to financial statements

Annual report | Government Income Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Government U.S. Agencies (continued)

Federal National Mortgage Assn,
15 Yr Pass Thru Ctf	7.500%	01-01-15	AAA	$236	$247,220

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	02-01-10	AAA	11	11,519
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	6,403	6,483,776
15 Yr Pass Thru Ctf (M)	5.000	02-01-19	AAA	34,390	34,196,556
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	5,562	5,574,826
15 Yr Pass Thru Ctf	5.000	08-01-20	AAA	1,881	1,885,436
30 Yr Pass Thru Ctf	8.500	09-01-24	AAA	17	17,826
30 Yr Pass Thru Ctf	8.500	10-01-24	AAA	213	229,143
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	4,100	4,232,978
30 Yr Pass Thru Ctf	6.500	02-01-37	AAA	8,231	8,498,686
30 Yr Pass Thru Ctf	6.500	07-01-37	AAA	9,903	10,224,121
30 Yr Pass Thru Ctf	6.500	08-01-37	AAA	3,227	3,331,538
30 Yr Pass Thru Ctf	6.000	01-01-34	AAA	1,393	1,420,632
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	1,604	1,630,541
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	6,107	6,201,842
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	3,103	3,151,436
30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	7,379	7,492,732
30 Yr Pass Thru Ctf	6.000	01-01-38	AAA	9,363	9,507,446
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	3,020	3,003,255
30 Yr Pass Thru Ctf	5.500	01-01-37	AAA	9,562	9,502,282
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	19,292	19,170,986
30 Yr Pass Thru Ctf	5.500	04-01-37	AAA	9,741	9,680,179
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	6,904	6,861,255
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	7,669	7,621,110
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	9,701	9,639,924
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	9,728	9,667,022
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	7,388	7,341,818
30 Yr Pass Thru Ctf	5.500	12-01-37	AAA	5,776	5,739,473
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	12,898	12,510,030
30 Yr Pass Thru Ctf	5.000	03-01-38	AAA	4,083	3,947,153
30 Yr Pass Thru Ctf	5.000	03-01-38	AAA	8,687	8,398,426
30 Yr Pass Thru Ctf	6.500	12-25-23	AAA	5,032	5,218,664
30 Yr Pass Thru Ctf	5.500	10-25-34	AAA	3,965	3,877,268

Government National
Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	314	317,181
30 Yr Pass Thru Ctf	11.000	01-15-14	AAA	56	61,943
30 Yr Pass Thru Ctf	11.000	12-15-15	AAA	328	372,321
30 Yr Pass Thru Ctf	7.000	05-15-29	AAA	926	983,182

See notes to financial statements

14	Government Income Fund | Annual report

F I N A N C I A L

S T A T E M E N T S

	Interest	Par value
	rate	(000)	Value

Short-term investments 29.64%			$103,468,648

(Cost $103,468,142)

Government U.S. Agency 2.75%			9,591,802

Federal Home Loan Bank,
Disc Note	2.163% (Y)	$9,600	9,591,802

Joint Repurchase Agreement 2.89%			10,091,000

Joint Repurchase Agreement with Barclays Bank Plc dated
5-30-08 at 2.150% to be repurchased at $10,092,808
on 6-2-08, collateralized by $8,719,584 U.S. Treasury
Inflation Indexed Bond , 2.375%, due 1-15-25
(valued at $10,292,820, including interest)	2.150%	10,091	10,091,000

		Shares
Cash Equivalents 24.00%			83,785,846

John Hancock Cash Investment Trust (T)(W)	2.5216% (Y)	83,785,846	83,785,846

Total investments (Cost $446,866,031)† 128.31%			$447,931,481

Other assets and liabilities, net (28.31%)			($98,827,653)

Total net assets 100.00%			$349,103,829

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest only (carries notional principal amount).

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(L) All or a portion of this security is on loan as of June 2, 2008.

(M) This security having an aggregate value of $34,196,556, or 9.80% of the Fund’s net assets, has been purchased on a when-issued basis — that is, the Fund has agreed on trade date to take delivery of and to make payment for the security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of the security is fixed at trade date, although the Fund does not earn any interest on the transaction until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of May 31, 2008.

† The cost of investments owned on May 31, 2008, including short-term investments, for federal income tax purposes was $447,540,040. Gross unrealized appreciation and depreciation of investments aggregated $3,527,912 and $3,136,471 respectively, resulting in net unrealized appreciation of $391,441.

See notes to financial statements

Annual report | Government Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $363,080,185) including
$82,142,987 of securities loaned (Note 2)	$364,145,635
Investments in affiliated issuers, at value (Cost $83,785,846)	83,785,846

Total investments, at value (Cost $446,866,031)	447,931,481
Receivable for futures variation margin (Note 2)	25,000
Cash collateral at broker for future contracts (Note 2)	240,000
Receivable for investments sold	18,670,131
Receivable for shares sold	56,838
Interest receivable	1,759,242
Receivable from affiliates	110,579
Other assets	89,637

Total assets	468,882,908

Liabilities

Due to custodian	324,998
Payable for investments purchased on a when-issued basis	34,588,817
Payable for shares repurchased	510,029
Payable upon return of securities loaned (Note 2)	83,785,846
Dividends payable	1,278
Payable to affiliates
Management fees	224,648
Distribution and service fees	89,738
Other	161,076
Other payables and accrued expenses	92,649

Total liabilities	119,779,079

Net assets

Capital paid-in	386,322,786
Accumulated net realized loss on investments and financial futures contracts	(38,090,193)
Net unrealized appreciation of investments and financial futures contracts	972,930
Accumulated net investment loss	(101,694)

Net assets	$349,103,829

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($322,197,923 ÷ 35,454,828 shares)	$9.09
Class B ($17,362,582 ÷ 1,910,693 shares)[1]	$9.09
Class C ($9,543,324 ÷ 1,050,059 shares)[1]	$9.09

Maximum offering price per share

Class A ($9.09 ÷ 95.5%)[2]	$9.52

1 Redemption price is equal to net +/asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Government Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$19,578,866
Securities lending	86,779
Income from affiliated issuers	19,422

Total investment income	19,685,067

Expenses

Investment management fees (Note 3)	2,141,257
Distribution and service fees (Note 3)	1,078,528
Transfer agent fees (Note 3)	570,913
Accounting and legal services fees (Note 3)	39,123
Custodian fees	77,900
Printing fees	52,122
Blue sky fees	46,999
Professional fees	41,766
Trustees’ fees	17,417
Miscellaneous	28,344

Total expenses	4,094,369
Less expense reductions (Note 3)	(214,081)

Net expenses	3,880,288

Net investment income	15,804,779

Realized and unrealized gain (loss)

Net realized gain on
Investments	2,893,026
Financial futures contracts	1,968,902
4,861,928
Change in net unrealized appreciation (depreciation) of
Investments	4,132,629
Financial futures contracts	(58,972)
4,073,657
Net realized and unrealized gain	8,935,585

Increase in net assets from operations	$24,740,364

See notes to financial statements

Annual report | Government Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-07	5-31-08

Increase (decrease) in net assets

From operations
Net investment income	$16,754,934	$15,804,779
Net realized gain (loss)	(569,350)	4,861,928
Change in net unrealized appreciation	4,327,726	4,073,657

Increase in net assets resulting from operations	20,513,310	24,740,364

Distributions to shareholders
From net investment income
Class A	(15,851,709)	(15,102,215)
Class B	(903,887)	(691,190)
Class C	(211,834)	(314,288)
	(16,967,430)	(16,107,693)
From Fund share transactions (Note 4)	(41,547,697)	(3,294,359)

Total increase (decrease)	(38,001,817)	5,338,312

Net assets

Beginning of year	381,767,334	343,765,517

End of year[1]	$343,765,517	$349,103,829

1 Includes accumulated net investment loss of $147,584 and $101,694, respectively.

See notes to financial statements

18	Government Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$9.82	$9.16	$9.26	$8.79	$8.87
Net investment income[2]	0.30	0.33	0.36	0.41	0.41
Net realized and unrealized gain
(loss) on investments	(0.61)	0.15	(0.45)	0.09	0.23
Total from investment operations	(0.31)	0.48	(0.09)	0.50	0.64
Less distributions
From net investment income	(0.35)	(0.38)	(0.38)	(0.42)	(0.42)
Net asset value, end of year	$9.16	$9.26	$8.79	$8.87	$9.09
Total return (%)[3,4]	(3.13)	5.31	(0.99)	5.76	7.30

Ratios and supplemental data

Net assets, end of year (in millions)	$456	$415	$349	$320	$322
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	1.12	1.12	1.10	1.10
Expenses net of all fee waivers, if any	1.07	1.07	1.08	1.05	1.04
Expenses net of all fee waivers and credits	1.07	1.07	1.08	1.05	1.04
Net investment income	3.20	3.57	4.00	4.64	4.53
Portfolio turnover (%)	411	316	209	168	154

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

Annual report | Government Income Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$9.82	$9.16	$9.26	$8.79	$8.87
Net investment income[2]	0.23	0.26	0.29	0.34	0.34
Net realized and unrealized gain
(loss) on investments	(0.61)	0.15	(0.44)	0.09	0.23
Total from investment operations	(0.38)	0.41	(0.15)	0.43	0.57
Less distributions
From net investment income	(0.28)	(0.31)	(0.32)	(0.35)	(0.35)
Net asset value, end of year	$9.16	$9.26	$8.79	$8.87	$9.09
Total return (%)[3,4]	(3.85)	4.53	(1.73)	4.98	6.51

Ratios and supplemental data

Net assets, end of year (in millions)	$63	$44	$28	$19	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92	1.87	1.87	1.85	1.86
Expenses net of all fee waivers, if any	1.82	1.82	1.83	1.80	1.80
Expenses net of all fee waivers and credits	1.82	1.82	1.83	1.80	1.79
Net investment income	2.39	2.82	3.23	3.88	3.79
Portfolio turnover (%)	411	316	209	168	154

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

20	Government Income Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$9.82	$9.16	$9.26	$8.79	$8.86
Net investment income[2]	0.22	0.26	0.29	0.34	0.34
Net realized and unrealized gain
(loss) on investments	(0.60)	0.15	(0.44)	0.08	0.24
Total from investment operations	(0.38)	0.41	(0.15)	0.42	0.58
Less distributions
From net investment income	(0.28)	(0.31)	(0.32)	(0.35)	(0.35)
Net asset value, end of year	$9.16	$9.26	$8.79	$8.86	$9.09
Total return (%)[3,4]	(3.85)	4.53	(1.73)	4.98	6.51

Ratios and supplemental data

Net assets, end of year (in millions)	$8	$6	$5	$5	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.92	1.87	1.87	1.85	1.85
Expenses net of all fee waivers, if any	1.82	1.82	1.83	1.80	1.79
Expenses net of all fee waivers and credits	1.82	1.82	1.83	1.80	1.79
Net investment income	2.31	2.83	3.24	3.91	3.75
Portfolio turnover (%)	411	316	209	168	154

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

Annual report | Government Income Fund	21

Notes to financial statements

Note 1
Organization

John Hancock Government Income Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to earn a high level of current income consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events

22	Government Income Fund | Annual report

that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for investments that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained as such a level that the value is generally 102% of the repurchase amount.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on the trade date. Interest income is recorded on the accrual basis. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution, service, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Annual report | Government Income Fund	23

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley), which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that, should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

When-issued/delayed delivery securities

The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or

24	Government Income Fund | Annual report

Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The Fund had the following financial futures contracts open on May 31, 2008:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

U.S. 10-year Treasury Note	100	Long	SEP-2008	$92,520

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $38,069,049 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: May 31, 2009 — $13,270,046, May 31, 2012 —$4,248,579, May 31, 2013 — $4,467,829, May 31, 2014 — $9,620,557 and May 31, 2015 — $6,462,038.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of May 31, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an

Annual report | Government Income Fund	25

understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations, and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended May 31, 2007, the tax character of distributions paid was as follows: ordinary income $16,967,430. During the year ended May 31, 2008, the tax character of distributions paid for ordinary income was $16,107,693. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to expiration of capital loss carryforwards, and amortization and accretion of debt securities.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund’s average daily net asset value and (b) 0.50% of the Fund’s average daily net asset value in excess of $300,000,000. The effective rate for the year ended May 31, 2008 is 0.61% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser has agreed to limit the management fee to 0.55% of the Fund’s average daily net asset value, at least until September 30, 2008. Accordingly, the expense reductions related to management fee limitation amounted to $198,374 for the period ended May 31, 2008. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2008, JH Funds received net up-front sales charges

26	Government Income Fund | Annual report

of $230,025 with regard to sales of Class A shares. Of this amount, $16,161 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $176,715 was paid as sales commissions to unrelated broker-dealers; and $37,149 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2008, CDSCs received by JH Funds amounted to $39,990 for Class B shares and $3,377 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.15% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.00 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended May 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $15,707 transfer agent credits earned.

Class level expenses for the year ended May 31, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$528,872	$817,995
Class B	29,148	178,511
Class C	12,893	82,022
Total	$570,913	$1,078,528

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $39,123 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as another asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Annual report | Government Income Fund	27

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended May 31, 2007, and May 31, 2008, along with the corresponding dollar value.

		Year ended 5-31-07	Year ended 5-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,919,640	$17,139,598	6,124,675	$55,625,304
Distributions reinvested	1,347,661	12,029,525	1,288,474	11,665,449
Repurchased	(6,950,411)	(62,012,842)	(8,003,410)	(72,784,025)

Net decrease	(3,683,110)	($32,843,719)	(590,261)	($5,493,272)

Class B shares

Sold	231,726	$2,078,034	650,065	$5,937,680
Distributions reinvested	82,013	731,833	63,356	573,249
Repurchased	(1,371,944)	(12,235,736)	(911,138)	(8,241,602)

Net decrease	(1,058,205)	($9,425,869)	(197,717)	($1,730,673)

Class C shares

Sold	320,924	$2,867,772	2,074,938	$18,979,185
Distributions reinvested	20,385	182,070	28,054	255,052
Repurchased	(260,975)	(2,327,951)	(1,670,629)	(15,304,651)

Net increase	80,334	$721,891	432,363	$3,929,586

Net decrease	(4,660,981)	($41,547,697)	(355,615)	($3,294,359)

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2008, aggregated $423,961,190 and $429,242,868 respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $168,725,589 and $156,560,791, respectively, during the year ended May 31, 2008.

28	Government Income Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Government Income Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Government Income Fund (the Fund) at May 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before May 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 25, 2008

Annual report | Government Income Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2008.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

30	Government Income Fund | Annual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Government
Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Government Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

Annual report | Government Income Fund	31

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 3-, 5- and 10-year periods ended December 31, 2006, although generally competitive, was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Government Bond Index. The Board favorably viewed that the Fund’s more recent performance during the 1-year period was higher than the performance of the Peer Group median and benchmark index. The Board also noted that the Fund’s performance was lower than the performance of the Category median.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Category and equal to the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median. The Board also noted that the Fund’s Gross Expense Ratio was lower than the Peer Group median and the Net Expense Ratio was not appreciably higher than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a

32	Government Income Fund | Annual report

comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the

Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Government Income Fund	33

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1994	54

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1987	54

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1994	54

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2005	54

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

34	Government Income Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2005	54

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	54

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees3

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	257

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since March 2007); Director and Executive Vice President,
John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC
(the Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC
(The Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

Annual report | Government Income Fund	35

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member,
Investment Company Institute Sales Force Marketing Committee (since 2003); President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC
(until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

36	Government Income Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Executive Vice President and Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since June 2007); Director, Executive
Vice President and Chief Operating Officer, John Hancock Investment Management Services, LLC
(since December 2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since June 2007); Director, Executive Vice President and
Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007);
Director, Executive Vice President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC Global (U.S.)
(2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(2005 until June 2007); Vice President and General Manager, John Hancock Fixed Annuities, U.S. Wealth
Management (2004–2005); Vice President, Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Government Income Fund	37

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York Mellon	K&L Gates LLP
601 Congress Street	One Wall Street	One Lincoln Street
Boston, MA 02210-2805	New York, NY 10286	Boston, MA 02111-2950

Subadviser	Transfer agent	Independent registered public
MFC Global Investment	John Hancock Signature	accounting firm
Management (U.S.), LLC	Services, Inc.	PricewaterhouseCoopers LLP
101 Huntington Avenue	P.O. Box 9510	125 High Street
Boston, MA 02199	Portsmouth, NH 03802-9510	Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

38	Government Income Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Government Income Fund.	5600A	5/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		7/08

MUTUAL FUNDS

John Hancock
High Yield Fund

Annual Report
5.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

The 12 months ended May 31, 2008, were difficult for risk assets (stocks and corporate bonds), as the subprime crisis and economic slowdown took a toll on returns for all but the safest government bonds. John Hancock High Yield Fund performed poorly during this period, as its Class A, Class B and Class C shares posted total returns of –15.07%, –15.72% and –15.72%, respectively, at net asset value. Class I shares, which were launched August 27, 2007, returned –11.40% from inception through May 31, 2008. These results trailed the –1.11% return of the Fund’s benchmark, the Merrill Lynch High-Yield Master II Index, and the –2.75% average return of the high-yield bond funds tracked by Morningstar, Inc. Large short-term swings in performance reflect the Fund’s investment process, which is to take large positions in out-of-favor industries that we believe have attractive risk/reward profiles.

“The 12 months ended May 31, 2008,
were difficult for risk assets (stocks
and corporate bonds)…”

During the period, the Fund’s 15% stake in airlines underperformed because of rapidly rising fuel costs. Positions in United Airlines, Corp., Northwest Airlines, Inc. and Delta Air Lines, Inc. were some of the largest detractors from performance for the period. Nevertheless, we see a number of long-term positives for the airline industry, including consolidation and improving pricing power. In addition to airlines, the Fund’s printing and publishing names detracted from performance, led by print and media company Quebecor World Capital Corp. Finally, one of the leading detractors from performance was Majestic Star Casino, which suffered from increased competition, rising costs and the general economic slowdown.

Among positive contributors, the Fund benefited from Verizon’s purchase of Rural Cellular, a long-held, large position. In addition, we took profits and sold our stake in Freeport-McMoRan, a leading gold and copper producer that had benefited from the tremendous run-up in commodity prices.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

6	High Yield Fund | Annual report

A look at performance

For the period ended May 31, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)				SEC 30-
										day yeild
	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	5-31-08

A	6-30-93	–18.88%	6.71%	3.50%	—	–18.88%	38.39%	41.00%	—	10.05%

B	10-26-87	–19.67	6.61	3.36	—	–19.67	37.69	39.16	—	9.74

C	5-1-98	–16.51	6.90	3.20	—	–16.51	39.57	36.96	—	9.74

I1	8-27-07	—	—	—	—	—	—	—	–11.40%	10.77

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A —0.93%, Class B — 1.68%, Class C — 1.68%, Class I — 0.62%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Annual report | High Yield Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in High Yield Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Merrill Lynch U.S. High Yield Master II Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	5-31-98	$13,916	$13,916	$16,684

C2	5-31-98	13,696	13,696	16,684

I3	8-27-07	8,860	8,860	10,287

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of May 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch U.S. High Yield Master II Index is an index composed of U.S. currency high yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

8	High Yield Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2007, with the same investment held until May 31, 2008.

	Account value	Ending value	Expenses paid during
	on 12-1-07	on 5-31-08	period ended 5-31-08[1]

Class A	$1,000.00	$882.00	$4.71

Class B	1,000.00	878.50	8.17

Class C	1,000.00	878.50	8.17

Class I	1,000.00	883.00	3.58

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | High Yield Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2007, with the same investment held until May 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-07	on 5-31-08	period ended 5-31-08[1]

Class A	$1,000.00	$1,020.00	$5.05

Class B	1,000.00	1,016.30	8.77

Class C	1,000.00	1,016.30	8.77

Class I	1,000.00	1,021.20	3.84

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.99%, 1.74%, 1.74% and 0.76% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

10	High Yield Fund | Annual report

Portfolio summary

Top 10 issuers[1]

Charter Communications, Inc.	7.4%	Northwest Airlines Corp.	2.8%

XM Satellite Radio, Inc.	5.7%	UAL Corp.	2.3%

AMR Corp.	4.8%	American Pacific Corp.	2.3%

Idearc, Inc.	4.0%	Fontainebleau Las Vegas	2.2%

Rural Cellular Corp.	3.9%	Allison Transmission, Inc.	2.1%

Industry distribution[1]

Broadcasting & cable TV	23%	Specialty chemicals	3%

Airlines	15%	Auto parts & equipment	3%

Casinos & gaming	11%	Other diversified financial services	2%

Wireless telecommunication services	9%	Electrical utilities	2%

Publishing	6%	Other	21%

Thrifts & mortgage finance	5%

Quality distribution[1]

AAA	2%

BB	10%

B	27%

CCC	36%

D	9%

Short-term investments & other	16%

1 As a percentage of net assets on May 31, 2008.

Annual report | High Yield Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 5-31-08

This schedule is divided into ten main categories: bonds, defaulted bonds beyond maturity date, common stocks, lessor equipment trust certificates, preferred stocks, tax-exempt long-term bonds, tranche loans, options purchased, warrants and short-term investments. Bonds, defaulted bonds beyond maturity date, common stocks, lessor equipment trust certificates, preferred stocks, tax-exempt long-term bonds, tranche loans and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 74.63%					$879,812,958

(Cost $1,072,942,531)

Advertising 0.36%					4,245,800

Vertis, Inc.,
Gtd Sr Note Ser B	10.875%	06-15-09	C–	$9,230	4,245,800

Airlines 10.32%					121,617,819

Alaska Airlines, Inc.,
Equip Trust Ctf Ser A	9.500	04-12-10	B	2,817	2,783,863
Equip Trust Ctf Ser D	9.500	04-12-12	B	3,250	3,177,886

American Airlines, Inc.,
Equip Trust Ser 1990-K	9.930	06-15-10	CCC+	1,500	1,275,000
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	CCC+	2,000	1,740,282
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07-30-14	CCC+	5,037	3,928,511
Pass Thru Ctf Ser 1992-A1	8.080	09-11-11	B–	1,200	1,056,187
Pass Thru Ctf Ser 1994-A5	10.190	05-26-16	B–	4,211	3,158,250

AMR Corp.,
Conv Sr Note (S)	4.250	09-23-23	B–	6,900	6,684,375
Conv Sr Note	4.250	09-23-23	B–	39,835	38,590,156

GOL Finance,
Gtd Note (S)	8.750	04-29-49	Ba2	14,970	13,173,600

KLM Royal Dutch Airlines NV,
Sr Sub Deb (Switzerland) (D)(G)	2.125	12-29-49	B–	1,680	773,711

Northwest Airlines Corp.,
Conv Sr Note (G)(H)	Zero	11-15-23	D	45,535	227,675
Gtd Conv Sr Note (B)(G)(H)	Zero	05-15-23	D	15,437	77,185
Gtd Lease Rejection Claim Ctf
(N666US) (G)(H)	Zero	11-30-08	D	15,890	79,450
Gtd Sr Note (G)(H)	Zero	02-01-09	D	7,250	36,250
Note (G)(H)	Zero	03-15-09	D	1,915	9,575
Stub-claim (G)(H)	Zero	06-01-99	D	32,071	160,355
Stub-claim (G)(H)	Zero	06-01-99	D	43,785	218,925

UAL Corp.,
Gtd Conv Sr Sub Note (S)	4.500	06-30-21	CCC+	27,570	13,524,188
Gtd Conv Sr Sub Note	4.500	06-30-21	CCC+	25,188	12,355,722

See notes to financial statements

12	High Yield Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Airlines (continued)

US Airways Group, Inc.,
Conv Sr Note	7.000%	09-30-20	CCC	$19,265	$12,329,600

US Airways, Inc.,
Pass Thru Ctf Ser 1998-1 Class C	6.820	01-30-14	B+	7,297	6,257,073

Aluminum 1.42%					16,676,550

CII Carbon, Inc.,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	16,845	16,676,550

Auto Parts & Equipment 2.57%					30,261,712

Allison Transmission, Inc.
Gtd Sr Note (S)	11.250	11-01-15	B–	11,595	10,551,450
Gtd Sr Note (S)	11.000	11-01-15	B–	15,525	14,632,312

Exide Technologies,
Sr Sec Note Ser B (G)	10.500	03-15-13	CCC+	5,235	5,077,950

Broadcasting & Cable TV 14.70%					173,274,469

Canadian Satellite Radio
Holdings, Inc.,
Sr Note (G)	12.750	02-15-14	CCC+	13,500	12,622,500
Sr Note (G)	8.000	09-10-14	CCC+	6,400	5,152,979

CCO Holdings LLC/CCO Holdings
Capital Corp.,
Sr Note	8.750	11-15-13	CCC	10,000	9,500,000

Charter Communications Holdings
LLC/Charter Communications
Capital Corp.,
Sr Disc Note	9.920	04-01-11	CCC	2,490	1,743,000
Sr Note	10.750	10-01-09	CCC	17,700	17,301,750

Charter Communications Holdings
I, LLC,
Gtd Sr Note (L)	13.500	01-15-14	CCC	2,380	1,856,400
Gtd Sr Note	12.125	01-15-15	CCC	5,240	3,406,000
Gtd Sr Note	11.750	05-15-14	CCC	5,260	3,471,600
Gtd Sr Note (G)	11.000	10-01-15	CCC	4,466	3,784,935
Gtd Sr Note	10.000	05-15-14	CCC	14,020	8,832,600
Gtd Sr Note	9.920	04-01-14	CCC	9,436	5,944,680
Gtd Sr Sec Note	11.000	10-01-15	CCC	22,678	19,276,300

Charter Communications Holdings
II, LLC/Charter Communications
Capital Corp.,
Sr Note	10.250	09-15-10	CCC	5,000	4,975,000

Mobile Satellite Ventures LP,
Sr Sec Disc Note, Step Coupon
(14.00%, 04-01-10) (G)(O)(S)	Zero	04-01-13	CCC	3,600	2,232,000

Pegasus Satellite
Communications, Inc.,
Sr Note (B)(G)(H)(S)	Zero	01-15-10	D	10,250	0

Sirius Satellite Radio, Inc.,
Sr Note	9.625	08-01-13	CCC	17,730	15,203,475

See notes to financial statements

Annual report | High Yield Fund	13

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Broadcasting & Cable TV (continued)

XM Satellite Radio, Inc.,
Gtd Sr Note	9.750%	05-01-14	CCC	$19,840	$19,344,000
Gtd Sr Note (P)	7.373	05-01-13	CCC	9,080	8,966,500
Sr Sec Note (G)	10.000	06-01-13	CCC	3,000	2,895,000

XM Satellite Radio
Holdings, Inc.,
Conv Sr Note	1.750	12-01-09	CCC–	20,190	17,868,150

Young Broadcasting, Inc.,
Gtd Sr Sub Note	10.000	03-01-11	CCC–	13,280	8,897,600

Casinos & Gaming 9.82%					115,806,002

Fontainebleau Las Vegas,
Note (S)	10.250	06-15-15	CCC+	17,520	12,745,800
Sr Note (B)(G)	12.500	06-01-22	CCC+	12,115	10,297,716

Greektown Holdings, LLC,
Sr Note (H)(S)	10.750	12-01-13	D	17,263	11,911,470

Indianapolis Downs Capital
Corp./Indiana Downs LLC
Sr Sub Note (S)	15.500	11-01-13	CCC+	539	512,017
Sr Sec Note (S)	11.000	11-01-12	B	4,330	3,983,600

Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	B–	15,559	11,863,737

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B	515	404,275

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	7,900	7,386,500

Majestic Holdco, LLC,
Gtd Sr Sec Note, Step Coupon
(12.50%, 10-15-08) (O)(S)	Zero	10-15-11	CCC–	10,000	500,000

Majestic Star Casino LLC,
Gtd Sr Sec Note	9.500	10-15-10	B–	20,640	17,802,000

Majestic Star Casino,
LLC/Majestic Star Casino Capital
II, LLC
Sr Note	9.750	01-15-11	CCC–	8,675	2,819,375

Mashantucket Western
Pequot Tribe,
Bond (S)	8.500	11-15-15	BB+	5,070	4,689,750

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	BB–	350	352,625
Gtd Sr Sub Note Ser B	9.000	06-01-12	B–	4,320	3,709,800

Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)	5.300	03-15-14	BB	2,850	2,408,250

Silver Slipper Casino,
Note (B)(G)	13.000	12-17-09	Caa1	4,373	4,541,237

Trump Entertainment
Resorts, Inc.,
Gtd Sr Sec Note	8.500	06-01-15	CCC+	29,340	19,877,850

See notes to financial statements

14	High Yield Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Commercial Printing 1.07%					$12,644,900

Quebecor World Capital Corp.,
Gtd Sr Note (H)	6.125%	11-15-13	D	$9,970	4,935,150
Gtd Sr Note (H)	4.875	11-15-08	D	1,210	598,950
Sr Note (H)(S)	8.750	03-15-16	D	1,850	1,073,000

Quebecor World, Inc.,
Sr Note (H)(S)	9.750	01-15-15	D	10,410	6,037,800

Commodity Chemicals 0.63%					7,445,870

Applied Extrusion
Technologies, Inc.,
Sr Note (B)(G)(L)(S)	12.000	03-15-12	CCC+	536	501,870

Braskem SA,
Note (S)	11.750	01-22-14	BB+	5,600	6,944,000

Diversified Commercial & Professional Services 0.78%					9,227,682

MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04-01-12	B–	4,230	3,341,700

Muzak, LLC/Muzak Finance Corp.,
Gtd Sr Sub Note	9.875	03-15-09	CCC–	7,346	5,885,982

Diversified Metals & Mining 1.14%					13,395,203

Katanga Mining Ltd.,
Sr Sub Note (Canada) (D)(G)	14.000	11-30-13	Caa1	2,171	2,086,717
Sub Note (Canada) (D)(G)	14.000	11-30-13	Caa1	2,171	2,086,717

New Gold, Inc.,
Sr Note (Canada) (D)(G)	10.000	06-28-17	CCC+	9,645	9,221,769

Drug Retail 0.76%					9,017,325

Duane Reade, Inc.,
Sr Sub Note	9.750	08-01-11	CCC–	9,855	9,017,325

Electric Utilities 2.13%					25,137,851

Orion Power Holdings, Inc.,
Sr Note	12.000	05-01-10	BB+	8,435	9,257,413

Texas Competitive Electric
Holdings Co., LLC,
Gtd Sr Note (S)	10.250	11-01-15	CCC	15,550	15,880,438

Environmental & Facilities Service 0.24%					2,841,250

Blaze Recycling & Metals, Inc.,
Sr Sec Note (G)(S)	10.875	07-15-12	B	2,675	2,541,250

Casella Waste Systems, Inc.,
Sr Sub Note	9.750	02-01-13	B	300	300,000

Health Care Facilities 0.43%					5,100,000

HealthSouth Corp.,
Gtd Sr Note	10.829	06-15-14	CCC+	5,000	5,100,000

Household Products 0.15%					1,795,750

Yankee Acquisition Corp.
Gtd Sr Note Ser B	8.500	02-15-15	B–	2,200	1,795,750

Housewares & Specialties 0.77%					9,076,250

Vitro SA de CV,
Sr Note	11.750	11-01-13	B	2,950	2,950,000
Sr Note	9.125	02-01-17	B	7,250	6,126,250

See notes to financial statements

Annual report | High Yield Fund	15

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Insurance Brokers 0.00%					$0

SIG Capital Trust I,
Gtd Trust Preferred
Security (B)(H)	Zero	08-15-27	D	$5,000	0

Integrated Telecommunication Services 0.61%					7,195,050

West Corp.,
Gtd Sr Sub Note	11.000%	10-15-16	B–	8,130	7,195,050

Investment Banking & Brokerage 0.14%					1,680,000

Goldman Sachs & Co.,
Sr Note (G)	Zero	10-20-37	B	12,000	1,680,000

Movies & Entertainment 0.44%					5,204,475

Cinemark, Inc.,
Sr Disc Note, Step Coupon (9.75%,
03-15-09) (O)	Zero	03-15-14	CCC+	3,110	2,954,500

Marquee Holdings, Inc.,
Sr Disc Note Ser B, Step Coupon	12.000	08-15-14	CCC+	2,795	2,249,975

Oil & Gas Exploration & Production 0.52%					6,085,915

Dominion Petroleum
Aquisitions Ltd.,
Sr Sec Conv Note Ser B (B)(G)	10.000	10-01-11	B–	6,325	6,085,915

Other Diversified Financial Services 2.10%					24,746,277

Buffalo Thunder Development
Authority,
Sr Sec Note (S)	9.375	12-15-14	B	5,485	3,812,075

FDR Management Group, LLC,
Note (B)(G)	18.000	05-31-12	B	8,355	7,596,702

Residential Accredit Loans, Inc.,
CMO-REMIC Ser 2006-QO4 (G)	Zero	11-20-37	CCC	65,000	9,750,000

TAM Capital Inc.
Gtd Sr Note (S)	7.375	04-25-17	BB–	4,375	3,587,500

Packaged Foods & Meats 0.32%					3,806,375

ASG Consolidated LLC/ASG
Finance, Inc.,
Sr Disc Note, Step Coupon
(11.500%, 11-1-08) (O)	Zero	11-01-11	B+	4,115	3,806,375

Paper Packaging 1.13%					13,327,250

Graphic Packaging
International, Inc.,
Sr Sub Note	9.500	08-15-13	B–	2,350	2,367,625

Jefferson Smurfit Corp.,
Gtd Sr Note	8.250	10-01-12	B–	2,800	2,576,000

Smurfit-Stone Container
Enerprises, Inc.,
Sr Note	8.000	03-15-17	B–	8,090	6,977,625

U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06-01-13	B	1,900	1,406,000

See notes to financial statements

16	High Yield Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Paper Products 1.48%					$17,455,030

Abitibi-Consolidated Co. of
Canada, Inc.,
Deb	8.850%	08-01-30	CCC+	$3,000	1,170,000
Deb	7.400	04-01-18	CCC+	3,500	1,347,500
Gtd Sr Note	15.500	07-15-10	CCC+	1,339	990,860
Gtd Sr Note	8.375	04-01-15	CCC+	9,995	4,372,813
Gtd Sr Note	7.750	06-15-11	CCC+	3,000	1,447,500
Gtd Sr Note	6.000	06-20-13	CCC+	4,880	2,098,400
Sr Note (S)	13.750	04-01-11	B+	1,175	1,246,969

APP Finance (II) Mauritius Ltd.,
Gtd Bond (G)(H)	Zero	12-29-49	D	7,500	37,500

Indah Kiat Finance
Mauritius Ltd.,
Gtd Sr Note (G)(H)	10.000	07-01-08	D	6,000	600,000

Newark Group, Inc.,
Sr Sub Note	9.750	03-15-14	B–	4,725	3,354,750

Pope & Talbot, Inc.,
Deb (G)(H)	8.375	06-01-13	D	1,561	175,613
Sr Note (G)(H)	8.375	06-01-13	D	5,450	613,125

Photographic Products 0.01%					97,500

PCA, LLC/PCA Finance Corp.,
Gtd Sr Note (G)(H)	Zero	08-01-09	D	3,000	97,500

Publishing 4.98%					58,754,525

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	BB–	66,145	47,293,675

R.H. Donnelley Corp.,
Sr Disc Note Ser A-1	6.875	01-15-13	B–	5,945	3,983,150
Sr Note (S)	8.875	10-15-17	B–	590	395,300
Sr Note	6.875	01-15-13	B–	1,175	787,250
Sr Note	8.875	01-15-16	B–	9,190	6,295,150
Real Estate Management & Development 0.11%					1,283,475

Realogy Corp.,
Sr Sub Note	12.375	04-15-15	CCC+	2,355	1,283,475

Specialty Chemicals 2.73%					32,183,925

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B+	24,315	23,950,275

Tronox Worldwide, LLC/Tronox
Finance Corp.,
Gtd Sr Note	9.500	12-01-12	B	10,165	8,233,650

Steel 1.00%					11,758,966

LTV Corp.
Gtd Sr Sub Note (B)(G)(H)	Zero	11-15-09	D	9,700	14,550

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	14,455	11,744,416

See notes to financial statements

Annual report | High Yield Fund	17

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance 5.43%					$64,003,968

American Home Mortgage Assets,
CMO-REMIC Ser 2006-6 Class XP IO	3.400%	12-25-46	BBB	$77,892	3,529,497

Countrywide Alternative
Loan Trust,
CMO-REMIC Ser 2006-0A12
Class X IO	4.054	09-20-46	AAA	204,669	9,338,046

DB Master Finance LLC,
Sub Bond Ser 2006-1-M1 (S)	8.285	06-20-31	BB	4,430	3,859,903

Dominos Pizza Master Issuer LLC,
Sub Bond Ser 2007-1-M1 (S)	7.629	04-25-37	BB	12,710	9,850,250

Global Tower Partners Acquisition
Partners, LLC,
CMO-REMIC Sub Bond
Ser 2007-1A-G (S)	7.874	05-15-37	B2	1,945	1,731,126

Goldman Sachs Mortgage
Securities Corp.,
CMO-REMIC Ser 2006-NIM3-N3 (S)	8.112	06-25-46	Ba2	22	21,944

HarborView Mortgage Loan Trust,
CMO-REMIC Ser 2006-4-X1 IO	4.223	05-19-47	AAA	167,141	7,573,589
CMO-REMIC Ser 2007-4-ES IO (G)(H)	0.351	07-19-47	D	288,423	2,163,172
CMO-REMIC Ser 2007-6-ES IO
(G)(H)(S)	0.344	11-19-15	D	200,528	1,441,295
CMO-REMIC Sub Bond Ser 2007-3-ES
IO (G)(H)	0.351	05-19-47	D	287,457	2,066,097

IndyMac Index NIM Corp.,
CMO-REMIC Ser 2006-AR6-N3 (B)(S)	8.833	06-25-46	BB	4,480	1,568,000

Lehman XS Net Interest
Margin Notes,
CMO-REMIC Ser 2006-GPM8-A3 (S)	9.000	01-28-47	Ba3	2,470	2,409,022
CMO-REMIC Ser 2006-GPM8-A4 (S)	9.000	01-28-47	B2	1,730	1,630,322

SBA CMBS Trust,
CMO-REMIC Sub Bond
Ser 2006-1A-H (S)	7.389	11-15-36	Ba3	5,460	5,212,809
CMO-REMIC Sub Bond
Ser 2006-1A-J (S)	7.825	11-15-36	B1	4,045	3,679,846

Washington Mutual, Inc.,
CMO-REMIC Ser 2006-AR8-CX2P IO	1.848	10-25-46	AAA	142,204	4,977,143
CMO-REMIC Ser 2007-0A5-1XPP IO	1.082	06-25-47	Aaa	255,300	2,951,907

Tobacco 1.01%					11,868,484

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B	3,850	3,965,500

North Atlantic Holdings, Inc.,
Sr Disc Note (G)	12.250	03-01-14	Ca	1,300	897,000

North Atlantic Trading Co., Inc.,
Sr Note (G)(H)(S)	10.000	03-01-12	D	8,390	7,005,984

Trucking 1.33%					15,639,538

Travelport LLC,
Gtd Sr Note	9.875	09-01-14	CCC+	14,085	13,556,813
Gtd Sr Sub Note	11.875	09-01-16	CCC+	2,270	2,082,725

See notes to financial statements

18	High Yield Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Wireless Telecommunication Services 4.00%					$47,157,772

Centennial Communications Corp.,
Sr Note	10.000%	01-01-13	CCC+	$7,360	7,360,000
Sr Note (P)	8.448	01-01-13	CCC+	11,420	10,877,550

Cricket Communications, Inc.,
Gtd Sr Note	9.375	11-01-14	CCC	6,575	6,344,875

Digicel Group Ltd.,
Sr Note (S)	8.875	01-15-15	Caa2	10,860	9,964,050

Grupo Iusacell SA de CV,
Sr Sec Note (G)(S)	10.000	12-31-13	CCC–	3,256	2,979,085

MetroPCS Wireless, Inc.,
Gtd Sr Note	9.250	$11-01-14	B–	5,910	5,680,988

Terrestar Networks, Inc.,
Sr Sec Note (G)(S)	15.000	02-15-14	CCC	4,295	3,951,224

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Defaulted bonds beyond maturity date (X) 0.14%					$1,572,405

(Cost $29,480,360)

Airlines 0.01%					79,030

Northwest Airlines Corp.,
Gtd Note (G)(H)	8.700%	03-15-07	D	$15,806	79,030

Broadcasting & Cable TV 0.00%					11,500

Pegasus Satellite
Communications, Inc.,
Sr Disc Note (G)(H)	13.500	03-01-07	D	9,200	11,500
Sr Note (B)(G)(H)	12.375	08-01-06	D	6,500	0

Xanadoo Co.,
Sr Note Ser B (B)(G)(H)	12.500	08-01-07	D	13,525	0

Home Furnishings 0.00%					0

Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note Ser B (B)(G)(H)	Zero	03-15-08	D	4,875	0

Paper Products 0.12%					1,402,500

Indah Kiat International
Finance Co.,
Gtd Sec Note Ser C (G)(H)	12.500	06-15-06	D	2,500	1,200,000

Tjiwi Kimia Finance
Mauritius Ltd.,
Gtd Sr Note (G)(H)	10.000	08-01-04	D	1,500	45,000
Sr Note (G)(H)	13.250	08-01-01	D	5,250	157,500

Personal Products 0.01%					79,375

Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)	Zero	05-01-09	D	3,175	79,375

See notes to financial statements

Annual report | High Yield Fund	19

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Common stocks 13.15%		$155,069,860

(Cost $264,671,607)

Airlines 3.53%		41,625,321

Air France-KLM ADR	174,118	4,675,068

ATA Holdings Corp. (I)	382,783	370,841

Northwest Airlines Corp. (I)	4,594,836	32,439,542

Pinnacle Airlines Corp. (I)	439,100	2,858,541

UAL Corp. (I)	150,000	1,281,000

US Airways Group, Inc.	83	329

Aluminum 0.01%		129,790

Golden Northwest Aluminum, Inc. (Class A) (B)(I)	43	289

Golden Northwest Aluminum, Inc. (Class B) (B)(I)	19,271	129,501

Auto Parts & Equipment 0.20%		2,324,793

Federal-Mogul Corp. (Class A)	116,356	2,324,793

Broadcasting & Cable TV 6.50%		76,604,401

Adelphia Communications Corp. (Escrow Account) (I)	8,975	740,438

Canadian Satellite Radio Holdings, Inc. (Class A)	27,903	116,824

Canadian Satellite Radio Holdings, Inc. (Class A) (I)	602,071	2,520,748

Charter Communications, Inc. (Class A) (I)	10,200,000	16,218,000

Comcast Corp. (Special Class A) (I)	1,129,460	25,175,663

Granite Broadcasting Corp. (I)	11,688	105,192

Time Warner Cable, Inc. (Class A) (I)	452,403	13,526,850

XM Satellite Radio Holdings, Inc. (Class A) (I)	1,712,200	18,200,686

Casinos & Gaming 0.23%		2,756,952

Fontainebleau Las Vegas (B)(I)	249,211	2,541,952

Gabrielino Tribal Gaming Authority, (Execution Investment) (B)(I)	90,000	90,000

Gabrielino Tribal Gaming Authority, (Gaming Revenue
Investment) (B)(I)	125,000	125,000

Commodity Chemicals 0.03%		362,044

Applied Extrusion Technologies, Inc. (Class A) (B)(I)(L)	51,082	362,044

Diversified Commercial & Professional Services 0.06%		748,958

FDR Management Group, LLC (B)(G)(I)	2,129,596	748,958

Electric Utilities 0.00%		0

Mirant Corp. (B)(I)	10,500,000	0

Environmental & Facilities Service 0.15%		1,802,878

Kaiser Group Holdings, Inc.	81,949	1,802,878

Food Distributors 0.00%		188

RAB Holdings, Inc. (B)(I)	188	188

Forest Products 0.06%		665,394

Tembec Inc.	92,625	340,259

Tembec Inc.	88,508	325,135

See notes to financial statements

20	High Yield Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value

Industrial Machinery 0.00%			$0

Glasstech, Inc. (Class B) (B)(I)(W)		4,430	0

Glasstech, Inc. (Class C) (B)(I)		10	0

Oil & Gas Exploration & Production 0.88%			10,351,479

Dominion Petroleum Ltd. (I)		4,756,859	1,908,133

Dominion Petroleum Ltd.		8,270,000	3,317,371

Po Valley Energy Ltd. (I)		3,100,000	5,125,975

Other Diversified Financial Services 0.05%			566,936

Adelphia Contingent Value Vehicle, Ser ACC-1 (I)		8,722,093	566,936

Paper Products 0.16%			1,885,850

APP China Group Ltd. (B)(I)		37,717	1,885,850

Publishing 0.41%			4,908,750

MediaNews Group, Inc. (I)		29,750	4,908,750

Specialty Chemicals 0.29%			3,398,475

American Pacific Corp. (I)		200,500	3,398,475

Wireless Telecommunication Services 0.59%			6,937,651

Sprint Nextel Corp.		633,751	5,931,909

USA Mobility, Inc.		128,120	1,005,742

		Par value
Issuer, description		(000)	Value

Lessor equipment trust certificates 0.00%			$6,061

(Cost $0)

Airlines 0.00%			6,061

US Airways, Inc.,
Lessor Equip Trust Ctf (N436US) (N437US) (N528US)
(N651US) (N652US) (B)(H)		$606	6,061

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 6.04%			$71,257,106

(Cost $50,027,576)

Airlines 0.00%			14,338

Northwest Airlines Corp.,
9.50% (B)(G)	D	143,381	14,338

Broadcasting & Cable TV 1.17%			13,814,000

Pegasus Satellite Communications,
Inc., 12.75%, Ser B (G)(H)	D	4,831	0

Xanadoo, 6.50%, Ser C (G)(H)	D	345,350	13,814,000

Food Distributors 0.00%			11,850

RAB Holdings, Inc., 11.00%, Ser C
(B)(G)(I)	D	79	11,850

Forest Products 0.75%			8,851,947

TimberWest Forest Corp., Unit
(Common Stock, Preferred Shares
& Sub Note) (G)	B–	729,900	8,851,947

See notes to financial statements

Annual report | High Yield Fund	21

F I N A N C I A L  S T A T E M E N T S

			Credit
Issuer, description			rating (A)	Shares	Value

Industrial Machinery 0.20%					$2,374,146

Glasstech, Inc., 12.75%,
Ser B (B)(G)			B	4,475	2,231,146

Glasstech, Inc., Ser A (B)(G)(I)			B	143	143,000

Glasstech, Inc., Ser C (B)(G)(I)			B	11	0

Marine 0.00%					0

Pacific & Atlantic Holdings, Inc.
(B)(G)(I)			CCC	99,231	0

Wireless Telecommunication Services 3.92%					46,190,825

Rural Cellular Corp., 12.25%,
Payment-In-Kind			D	34,861	46,190,825

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 0.14%					$1,686,560

(Cost $2,000,000)

Other Revenue 0.14%					1,686,560

Dallas-Fort Worth Texas
International Airport Facility
Improvement Corp.,
Rev Ref Airport Facil Imp	9.125%	05-01-29	CCC+	$2,000	1,686,560

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche loans 3.87%					$45,627,418
(Cost $60,996,057)

Airlines 1.00%					11,837,684

Delta Air Lines, Inc.,
Tranche (2nd Lien Fac), 04-30-14 (G)			B	$4,963	3,607,738
Tranche A (Fac LN329495), 04-30-12			BB–	7,831	6,597,533

United Air Lines, Inc.,
Tranche B (Fac LN316631), 02-01-14			BB–	2,137	1,632,413

Apparel, Accessories & Luxury Goods 0.18%					2,182,142

HBI Branded Apparel Ltd., Inc.,
Tranche (2nd Lien Fac), 04-15-14			BB–	2,500	2,182,142

Broadcasting & Cable TV 0.10%					1,190,020

Sirius Satellite Radio, Inc.,
Tranche SIRI (Fac LN342596), 12-20-12			B	1,294	1,190,020

Casinos & Gaming 0.50%					5,843,592

Cannery Casino Resorts, LLC,
Tranche (2nd Lien Fac), 01-07-13 (G)			B–	2,500	2,350,000
Tranche A (Fac LN252037), 01-05-11 (G)			B–	3,720	3,493,592

Forest Products 0.05%					569,644

Tembec, Inc.,
Tranche (Fac LNTEMBEC1), 02-28-12 (G)			BB	618	569,644

Hotels, Resorts & Cruise Lines 0.24%					2,866,500

East Valley Tourist Development Authority,
Tranche (Fac LN5501750), 08-06-12 (G)			B3	2,925	2,866,500

See notes to financial statements

22	High Yield Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Integrated Telecommunication Services 0.15%			$1,726,950

Local TV on Satellite, LLC,
Tranche B (Fac LN331268), 05-07-13 (G)	B+	$1,985	1,726,950

Paper Products 0.09%			1,032,891

Abitibi Bowater, Inc.,
Tranche B (FAC LN3832845), 03-31-09	B	1,041	1,032,891

Publishing 1.24%			14,663,159

Star Tribune Co.,
Tranche (2nd Lien Fac), 03-01-15 (G)	B+	12,795	1,279,500
Tranche T1 (1st Lien Note Fac LN321132), 03-01-14 (G)	B+	7,601	4,408,643
Tranche T1 (Fac LN321132), 03-01-14 (G)	B+	3,167	1,836,862

Tribune Co.,
Tranche B (Fac LN330914), 05-17-14	B	9,657	7,138,154

Trucking 0.32%			3,714,836

Saint Acquisition Corp.,
Tranche B (Fac LN333702), 05-06-14	B+	4,702	3,714,836

	Exercise	Expiration	Number of
Issuer	price	date	contracts	Value

Options purchased 0.67%				$7,905,285

(Cost $5,182,863)

Options — Calls 0.67%				7,905,285

Comcast Corp.	$25	Jan-2010	2,581	735,585

Comcast Corp.	20	Jan-2010	8,590	4,638,600

Comcast Corp.	15	Jan-2010	2,860	2,531,100

Issuer	Shares	Value

Warrants 0.08%		$956,575

(Cost $6,014,147)

Broadcasting & Cable TV 0.00%		12,074

Granite Broadcasting Corp. (Class A) (I)	29,220	7,305

XM Satellite Radio, Inc. (I)	9,350	4,769

Casinos & Gaming 0.00%		0

Silver Slipper Casino (B)(I)	1,929	0

Diversified Metals & Mining 0.04%		533,816

Doe Run Resources Corp. (B)(I)	1	0

Katanga Mining Ltd. (I)	80,000	533,816

Food Retail 0.01%		83,146

Pathmark Stores, Inc. (B)(I)	62,796	83,146

Marine 0.03%		327,258

Paragon Shipping, Inc. (B)(I)	36,000	327,258

Restaurants 0.00%		0

Planet Hollywood International, Inc. (B)(I)	2,816	0

Textiles 0.00%		281

HF Holdings, Inc. (B)(I)	28,092	281

See notes to financial statements

Annual report | High Yield Fund	23

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 0.50%			$5,840,669

(Cost $5,840,669)

Joint Repurchase Agreement 0.17%			1,932,000

Joint Repurchase Agreement with Barclays Plc dated 5-30-08
at 2.150% to be repurchased at $1,932,346 on 6-1-08,
collateralized by $1,669,432 of U.S. Treasury Inflation
Indexed Bond, 2.375%, due 1-15-25 (valued at
$1,970,640, including interest)	2.150%	$1,932	1,932,000

		Shares
Cash Equivalents 0.33%			3,908,669

John Hancock Cash Investment Trust (T)(W)	2.5216 (Y)	3,908,669	3,908,669

Total investments (Cost $1,497,155,810)† 99.22%			$1,169,734,897

Other assets and liabilities, net 0.78%			$9,261,332

Total net assets 100.00%			$1,178,996,229

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

Gtd Guaranteed

IO Interest only (carries notional principal amount).

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $39,463,412 or 3.35% of the Fund’s net assets as of May 31, 2008.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of May 31, 2008.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $226,207,135 or 19.19% of the Fund’s net assets as of May 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC or Fund owns 5% or more of the outstanding voting securities of the issuer.

(X) Non-income producing, issuers are in bankruptcy and are in default of interest payments. The aggregate value of these bonds is $1,572,405 or 0.13% of the Fund’s net assets.

(Y) Represents current yield as of May 31, 2008.

† The cost of investments owned on May 31, 2008, including short-term investments, for federal income tax purposes, was $1,501,210,086. Gross unrealized appreciation and depreciation of investments aggregated $66,932,416 and $398,407,605, respectively, resulting in net unrealized depreciation of $331,475,189.

See notes to financial statements

24	High Yield Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,493,247,141)
including $3,832,029 of securities loaned (Note 2)	$1,165,826,228
Investments in affiliated issuers, at value (Cost $3,908,669)	3,908,669

Total investments, at value (Cost $1,497,155,810)	1,169,734,897
Foreign currency at value (Cost $3,066,962)	3,105,332
Receivable for investments sold	4,306,227
Receivable for shares sold	2,700,523
Interest receivable	23,846,764
Receivable for forward foreign currency exchange contracts (Note 2)	16,853
Receivable from affiliates	122,734
Unrealized appreciation of swap contracts (Note 2)	613,984
Other assets	17,506

Total assets	1,204,464,820

Liabilities

Due to custodian	5,864,829
Payable for investments purchased	3,749,633
Payable for shares repurchased	4,933,115
Payable upon return of securities loaned (Note 2)	3,908,669
Unrealized depreciation of swap contracts (Note 2)	4,079,191
Payable for forward foreign currency exchange contracts (Note 2)	1,126,169
Dividends payable	75,957
Payable to affiliates
Management fees	508,853
Distribution and service fees	500,678
Other	254,577
Other payables and accrued expenses	466,920

Total liabilities	25,468,591

Net assets

Capital paid-in	1,768,745,399
Accumulated net realized loss on investments, options written,
foreign currency transactions and swap contracts	(262,869,452)
Net unrealized depreciation of investments, options written, translation of
assets and liabilities in foreign currencies and swap contracts	(331,627,021)
Accumulated net investment income	4,747,303

Net assets	$1,178,996,229

See notes to financial statements

Annual report | High Yield Fund	25

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($771,694,483 ÷ 170,093,717 shares)	$4.54
Class B ($160,798,521 ÷ 35,440,815 shares)[1]	$4.54
Class C ($244,083,290 ÷ 53,794,017 shares)[1]	$4.54
Class I ($2,419,935 ÷ 533,520 shares)	$4.54

Maximum offering price per share

Class A ($4.54 ÷ 95.5%) [2]	$4.75

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

26	High Yield Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$105,149,740
Dividends (net of foreign withholding taxes of $113,913)	4,815,433
Securities lending	110,331
Income from affiliated issuers	30,735

Total investment income	110,106,239

Expenses

Investment management fees (Note 3)	6,969,027
Distribution and service fees (Note 3)	6,985,870
Transfer agent fees (Note 3)	1,457,218
Accounting and legal services fees (Note 3)	144,239
Professional fees	131,137
Custodian fees	304,169
Blue sky fees	135,319
Printing fees	127,079
Trustees’ fees	70,223
Miscellaneous	237,182

Total expenses	16,561,463
Less expense reductions (Note 3)	(33,735)

Net expenses	16,527,728

Net investment income	93,578,511

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	34,447,023
Options written	1,864,548
Foreign currency transactions	(4,047,138)
Swap contracts	467,995
32,732,428
Change in net unrealized appreciation (depreciation) of
Investments	(350,962,145)
Options written	(23,392)
Swap contracts	(3,173,659)
Translation of assets and liabilities in foreign currencies	1,050,976
(353,108,220)
Net realized and unrealized loss	(320,375,792)

Decrease in net assets from operations	($226,797,281)

27 See notes to financial statements

Annual report | High Yield Fund	27

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-07	5-31-08

Increase (decrease) in net assets

From operations

Net investment income	$81,680,281	$93,578,511
Net realized gain	38,573,735	32,732,428
Change in net unrealized appreciation (depreciation)	67,996,635	(353,108,220)

Increase (decrease) in net assets resulting from operations	188,250,651	(226,797,281)

Distributions to shareholders
From net investment income
Class A	(54,539,962)	(62,398,900)
Class B	(21,417,765)	(13,142,953)
Class C	(14,228,720)	(16,749,976)
Class I	—	(103,146)
	(90,186,447)	(92,394,975)
From Fund share transactions (Note 4)	458,047,675	68,492,877

Total increase (decrease)	556,111,879	(250,699,379)

Net assets

Beginning of year	873,583,729	1,429,695,608
End of year[1]	$1,429,695,608	$1,178,996,229

1 Includes accumulated net investment income of $923,262 and $4,747,303, respectively.

See notes to financial statements

28	High Yield Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$4.69	$5.05	$5.05	$5.20	$5.74
Net investment income[2]	0.42	0.38	0.42	0.44	0.38
Net realized and unrealized gain
(loss) on investments	0.37	0.02	0.15	0.59	(1.21)

Total from investment operations	0.79	0.40	0.57	1.03	(0.83)
Less distributions
From net investment income	(0.43)	(0.40)	(0.42)	(0.49)	(0.37)
Net asset value, end of year	$5.05	$5.05	$5.20	$5.74	$4.54
Total return (%)[3]	17.18	8.09	11.63	20.65	(15.07)

Ratios and supplemental data

Net assets, end of year (in millions)	$343	$347	$469	$901	$772
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	1.00	1.01	0.93	0.95
Expenses net of all fee waivers, if any	0.96	1.00	1.01	0.93	0.95
Expenses net of all fee waivers and credits	0.96	1.00	1.01	0.93	0.95
Net investment income	8.09	7.49	8.09	8.12	7.12
Portfolio turnover (%)	49	30	47[4]	47	55

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Excludes merger activity.

See notes to financial statements

Annual report | High Yield Fund	29

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$4.69	$5.05	$5.05	$5.20	$5.74
Net investment income[2]	0.39	0.34	0.38	0.41	0.34
Net realized and unrealized gain
(loss) on investments	0.37	0.02	0.15	0.58	(1.21)
Total from investment operations	0.76	0.36	0.53	0.99	(0.87)
Less distributions
From net investment income	(0.40)	(0.36)	(0.38)	(0.45)	(0.33)
Net asset value, end of year	$5.05	$5.05	$5.20	$5.74	$4.54
Total return (%)[3]	16.31	7.30	10.83	19.77	(15.72)

Ratios and supplemental data

Net assets, end of year (in millions)	$481	$385	$281	$258	$161
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72	1.74	1.74	1.68	1.70
Expenses net of all fee waivers, if any	1.72	1.74	1.74	1.68	1.70
Expenses net of all fee waivers and credits	1.72	1.74	1.74	1.68	1.70
Net investment income	7.43	6.78	7.36	7.54	6.33
Portfolio turnover (%)	49	30	47[4]	47	55

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Excludes merger activity.

See notes to financial statements

30	High Yield Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-04[1]	5-31-05[1]	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$4.69	$5.05	$5.05	$5.20	$5.74
Net investment income[2]	0.38	0.34	0.38	0.40	0.34
Net realized and unrealized gain
(loss) on investments	0.38	0.02	0.15	0.59	(1.21)
Total from investment operations	0.76	0.36	0.53	0.99	(0.87)
Less distributions
From net investment income	(0.40)	(0.36)	(0.38)	(0.45)	(0.33)
Net asset value, end of year	$5.05	$5.05	$5.20	$5.74	$4.54
Total return (%)[3]	16.31	7.29	10.81	19.76	(15.72)

Ratios and supplemental data

Net assets, end of year (in millions)	$134	$131	$124	$271	$244
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72	1.75	1.76	1.68	1.70
Expenses net of all fee waivers, if any	1.72	1.75	1.76	1.68	1.70
Expenses net of all fee waivers and credits	1.72	1.75	1.76	1.68	1.70
Net investment income	7.33	6.74	7.34	7.32	6.39
Portfolio turnover (%)	49	30	47[4]	47	55

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Excludes merger activity.

See notes to financial statements

Annual report | High Yield Fund	31

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-08[1]

Per share operating performance

Net asset value, beginning of period	$5.42
Net investment income[2]	0.31
Net realized and unrealized gain
on investments	(0.91)
Total from investment operations	(0.60)
Less distributions
From net investment income	(0.28)
Net asset value, end of period	$4.54
Total return (%)[3]	(11.40)[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[5]
Expenses net of all fee waivers, if any	0.70[5]
Expenses net of all fee waivers and credits	0.70[5]
Net investment income	8.06[5]
Portfolio turnover (%)	55

1 Beginning of operations on 8-27-07 to 5-31-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

See notes to financial statements

32	High Yield Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock High Yield Fund (the Fund) is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers. The Fund holds securities that are valued on the basis of a price provided by a single pricing source, including broker-dealers from whom the security was purchased. The risk associated with single sourced prices is that when markets are less liquid the price realized upon sale may be different than the price to value the security and the difference could be material to the Fund.

Annual report | High Yield Fund	33

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Funds have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Investing in high yield securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business

34	High Yield Fund | Annual report

day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

When-issued/delayed delivery securities

The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Annual report | High Yield Fund	35

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $24,212,105, and the weighted average interest rate was 5.46%. Interest expense includes $69,413 paid under the line of credit. There was no outstanding borrowing under the line of credit on May 31, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap

36	High Yield Fund | Annual report

contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/ depreciation. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on May 31, 2008:

	RATE TYPE
		PAYMENTS
NOTIONAL	PAYMENTS MADE	RECEIVED	TERMINATION		UNREALIZED
AMOUNT	BY FUND	BY FUND	DATE	COUNTERPARTY	APPRECIATION

$5,600,000	3-month LIBOR	5.451% (a)	May 2013	Morgan Stanley	$322,086
5,000,000	3-month LIBOR	5.413% (a)	Jun 2014	Morgan Stanley	291,898

Total					$613,984

(a) Fixed rate

The Fund had the following credit default swap contracts open on May 31, 2008:

				TERM-
	NOTIONAL	SELL	RECEIVED	INATION		UNREALIZED
ISSUER	AMOUNT	PROTECTION	FIXED RATE	DATE	COUNTERPARTY	DEPRECIATION

Abitibi-Consolidated, Inc.	$3,000,000	SELL	8.00%	Sep 2012	Morgan Stanley	($1,203,861)
American Airlines, Inc.	3,000,000	SELL	6.60	Sep 2012	Morgan Stanley	(1,091,173)
American Airlines, Inc.	2,000,000	SELL	5.00	Mar 2013	Lehman Brothers	(776,654)*
BoWater, Inc.	3,000,000	SELL	7.00	Sep 2012	Morgan Stanley	(728,751)
Texas Comp. Elec.	10,000,000	SELL	4.60	Jun 2013	Morgan Stanley	(278,752)
Total						($4,079,191)

*Includes amortized upfront payment of $300,632 received by the Fund.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less

Annual report | High Yield Fund	37

than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values.

Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the year ended May 31, 2008 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	136	$30,192

Options written	2,000	2,810,357

Options closed	(2,000)	(2,810,357)

Options exercised	0	0

Options expired	(136)	(30,192)
Outstanding, end of period	0	0

The Fund had no outstanding written options on May 31, 2008.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statement of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At May 31, 2008, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currencies at future dates.

The Fund had the following open forward foreign currency exchange contracts on May 31, 2008:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	MONTH	(DEPRECIATION)

SELLS

Australian Dollar	$5,580,000	Jun 2008	($238,863)

Canadian Dollar	34,570,000	Jun 2008	(881,759)

Euro	4,630,000	Jun 2008	(5,547)

Pound Sterling	2,090,000	Jun 2008	16,853
			($1,109,316)

38	High Yield Fund | Annual report

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $256,573,221 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: May 31, 2010 — $109,262,745, May 31, 2011 —$49,238,057, May 31, 2012 — $32,389,010, May 31, 2013 — $16,601,696 and May 31, 2014 — $49,081,713. Net capital losses of $2,524,378 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on June 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of May 31, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Annual report | High Yield Fund	39

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended May 31, 2007, the tax character of distributions paid was as follows: ordinary income $90,186,447. During the year ended May 31, 2008, the tax character of distributions paid was as follows: ordinary income $92,394,975. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to premium amortization adjustments, foreign currency transactions, book-tax swap adjustment and distributions paid in excess of net investment income.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000, (c) 0.50% of the next $2,350,000,000, (d) 0.475% of the next $2,500,000,000 and (e) 0.45% of the Fund’s average daily net asset value in excess of $5,000,000,000. The effective rate for the year ended May 31, 2008 is 0.51% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2008, JH Funds received net up-front sales charges of $3,013,368 with regard to sales of Class A shares. Of this amount, $356,262 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,619,501 was paid as sales commissions to unrelated broker-dealers and $37,605 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase

40	High Yield Fund | Annual report

cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2008, CDSCs received by JH Funds amounted to $539,850 for Class B shares and $158,075 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015%, 0.015%, 0.015% and 0.04%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16 for each Class A shareholder account, $18.50 for each Class B shareholder account, $17.50 for each Class C shareholder account and $15 for each Class I shareholder account.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended May 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $33,735 for transfer agent credits earned.

Class level expenses for the year ended May 31, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$946,894	$2,218,888
Class B	225,815	2,097,975
Class C	283,051	2,669,007
Class I	1,458	—
Total	$1,457,218	$6,985,870

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $144,239 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Annual report | High Yield Fund	41

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended May 31, 2007, and May 31, 2008, along with the corresponding dollar value.

		Year ended 5-31-07	Year ended 5-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	100,125,915	$554,071,036	103,333,106	$546,277,701
Distributions reinvested	5,713,695	31,543,322	7,648,197	39,133,617
Repurchased	(38,828,085)	(209,799,977)	(97,992,782)	(507,293,219)
Net increase	67,011,525	$375,814,381	12,988,521	$78,118,099

Class B shares

Sold	10,044,467	$55,242,005	6,604,476	$34,876,827
Distributions reinvested	1,726,232	9,439,844	1,128,847	5,808,993
Repurchased	(20,849,711)	(113,010,702)	(17,207,472)	(89,630,605)
Net decrease	(9,079,012)	($48,328,853)	(9,474,149)	($48,944,785)

Class C shares

Sold	27,812,245	$154,790,408	23,735,712	$123,863,018
Distributions reinvested	1,354,618	7,489,777	1,860,258	9,478,230
Repurchased	(5,806,898)	(31,718,038)	(18,947,880)	(96,935,646)
Net increase	23,359,965	$130,562,147	6,648,090	$36,405,602

Class I shares[1]

Sold	—	—	1,167,641	$6,140,356
Distributions reinvested	—	—	15,841	77,938
Repurchased	—	—	(649,962)	(3,304,333)
Net increase	—	—	533,520	$2,913,961

Net increase	81,292,478	$458,047,675	10,695,982	$68,492,877

1Beginning of operations from 8-27-07 to 5-31-08.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2008, aggregated $829,421,069 and $730,910,407, respectively.

Note 6
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended May 31, 2008, is set forth below:

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value

Glasstech, Inc. (Class B)
bought: sold: none	4,430	4,430	—	—	—

Totals			—	—	—

42	High Yield Fund | Annual report

Note 7 SEC settlement

On June 25, 2007, the Adviser and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the Fund received $1,530, which was recorded as a realized gain to the Fund’s book on June 25, 2007.

Annual report | High Yield Fund	43

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock High Yield Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock High Yield Fund (the Fund) at May 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before May 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 25, 2008

44	High Yield Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2008.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended May 31, 2008, 4.02% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | High Yield Fund	45

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
High Yield Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock High Yield Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and

46	High Yield Fund | Annual report

compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board viewed favorably that the Fund’s performance during all the periods under review was higher than the median performance of the Peer Group and Category, and its benchmark index, the Merrill Lynch US High-Yield Master II Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was lower than the Category and Peer Group medians. The Board also noted that the Fund’s Net Expense Ratio was lower than the Peer Group median and not appreciably higher than the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other

Annual report | High Yield Fund	47

ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

48	High Yield Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1994	54

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1987	54

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1994	54

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	2005	54

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Annual report | High Yield Fund	49

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Patti McGill Peterson,[2] Born: 1943	2005	54

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	54

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees3

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	257

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since March 2007); Director and Executive Vice President,
John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC
(the Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC
(The Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

50	High Yield Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member,
Investment Company Institute Sales Force Marketing Committee (since 2003); President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC
(until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Annual report | High Yield Fund	51

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Executive Vice President and Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since June 2007); Director, Executive
Vice President and Chief Operating Officer, John Hancock Investment Management Services, LLC
(since December 2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since June 2007); Director, Executive Vice President and
Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007);
Director, Executive Vice President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC Global (U.S.)
(2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(2005 until June 2007); Vice President and General Manager, John Hancock Fixed Annuities, U.S. Wealth
Management (2004–2005); Vice President, Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

52	High Yield Fund | Annual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York Mellon	K&L Gates LLP
601 Congress Street	One Wall Street	One Lincoln Street
Boston, MA 02210-2805	New York, NY 10286	Boston, MA 02111-2950

Subadviser	Transfer agent	Independent registered
MFC Global Investment	John Hancock Signature	public accounting firm
Management (U.S.), LLC	Services, Inc.	PricewaterhouseCoopers LLP
101 Huntington Avenue	P.O. Box 9510	125 High Street
Boston, MA 02199	Portsmouth, NH 03802-9510	Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Annual report | High Yield Fund	53

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Fund.	5700A	5/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		7/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $85,400 for the fiscal year ended May 31, 2008 (broken out as follows: John Hancock Government Income Fund - $28,700, John Hancock High Yield Fund - $31,350 and John Hancock Investment Grade Bond Fund - $25,350) and $85,400 for the fiscal year ended May 31, 2007 (broken out as follows: John Hancock Government Income Fund - $28,700, John Hancock High Yield Fund - $31,350 and John Hancock Investment Grade Bond Fund -$25,350). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended May 31, 2008 and fiscal year ended May 31, 2007 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $10,750 for the fiscal year ended May 31, 2008 (broken out as follows: John Hancock Government Income Fund -$3,600, John Hancock High Yield Fund - $3,950 and John Hancock Investment Grade Bond Fund - $3,200) and $10,750 for the fiscal year ended May 31, 2007 (broken out as follows: John Hancock Government Income Fund - $3,600, John Hancock High Yield Fund - $3,950 and John Hancock Investment Grade Bond Fund - $3,200). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended May 31, 2008 and fiscal year ended May 31, 2007 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2008, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,357,298 for the fiscal year ended May 31, 2008, and $3,264,859 for the fiscal year ended May 31, 2007.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: July 21, 2008

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: July 21, 2008